UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02109
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.

[GRAPHIC OMITTED]





                                           BISHOP STREET

                                              FUNDS



                                            SEMI-ANNUAL
                                            REPORT


                                            JUNE 30, 2007


                                            STRATEGIC GROWTH FUND

                                            LARGE CAP CORE EQUITY FUND

                                            HIGH GRADE INCOME FUND

                                            HAWAII MUNICIPAL BOND FUND

                                            MONEY MARKET FUND

                                            TREASURY MONEY MARKET FUND




                                            INVESTMENT ADVISER

                                            BISHOP STREET
                                            CAPITAL MANAGEMENT




                                            [BISHOP STREET FUNDS LOGO OMITTED]

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The
Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

--------------------------------------------------------------------------------

                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS

--------------------------------------------------------------------------------


LETTER TO SHAREHOLDERS .....................................................   2
SCHEDULE OF INVESTMENTS
      Strategic Growth Fund ................................................   4
      Large Cap Core Equity Fund ...........................................   7
      High Grade Income Fund ...............................................  13
      Hawaii Municipal Bond Fund ...........................................  21
      Money Market Fund ....................................................  30
      Treasury Money Market Fund ...........................................  33
STATEMENTS OF ASSETS AND LIABILITIES .......................................  34
STATEMENTS OF OPERATIONS ...................................................  36
STATEMENTS OF CHANGES IN NET ASSETS ........................................  38
FINANCIAL HIGHLIGHTS .......................................................  42
NOTES TO FINANCIAL STATEMENTS ..............................................  46
DISCLOSURE OF FUND EXPENSES ................................................  57
APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS ..................................................  59
SHAREHOLDER VOTING RESULTS .................................................  62

--------------------------------------------------------------------------------

                                  BISHOP STREET

                             LETTER TO SHAREHOLDERS

                                      FUNDS

--------------------------------------------------------------------------------


[PHOTO OMITTED]


The first six months of 2007 was an interesting period in the investment world, leaving investors with a host of questions yet to be answered. A slowing U.S. economy, the threat of rising inflation, higher interest rates, a housing slowdown, the sub-prime debacle, and the near collapse of two large hedge funds has created greater uncertainty for investors.

Meanwhile, corporate profits were strong and liquidity remained abundant fueling capital expansion, increased merger and acquisition activity, share repurchases, and excessive risk taking that has driven stock prices around the world into record territory. At least in the short run, it appears that these latter influences have won the battle. Or have they?

STOCKS SOAR TO NEW HIGHS IN 2007
The U.S. stock market remained volatile in the first half of the year with all major indices managing to finish on a strong note. Most impressive was the Dow Jones Industrial Average which gained 8.75% so far this year, pushed to record highs time and time again even after the big sell off in late February.
The S&P 500 and NASDAQ managed equally impressive gains yet those returns paled in comparison to the extraordinary gains witnessed abroad as those international markets continued to reap the benefits of the unprecedented broad-based, global economic boom. Interestingly, in a marked turnaround from recent years, large-capitalization stocks managed to outpace small-cap issues.

MODEST HALF-YEAR GAINS FOR THE BOND MARKET
The Federal Reserve maintained its target for the federal funds rate at 5.25% during the first six months of the year despite concerns about inflation, market speculation, a weak housing market, and a sub-prime mess that threatened to undermine the stability of our financial markets. Perhaps even more significant, the yield curve steepened from its inverted condition with the premiums generally paid for longer term bonds and the longer commitment of capital beginning to return.


Bishop Street Funds                    2

--------------------------------------------------------------------------------



                                              [BISHOP STREET FUNDS LOGO OMITTED]



--------------------------------------------------------------------------------


Money market instruments continued to be a bright spot in the fixed income markets, returning 2.5% for the first half. The yield on the 3-month U.S. Treasury Bill stood at 4.8% at the end of June -- not much changed from a year ago. Over this same period, the broad taxable bond market gained just 1.0%, while municipal bonds posted a modest 0.2% return.

A BALANCED STRATEGY WILL POSITION YOUR PORTFOLIO FOR THE LONG TERM
At BSCM, we encourage shareholders to take a long-term perspective when evaluating their investment portfolio. And in our view, the Strategic Growth Fund and Large Cap Core Fund should be a part of a carefully designed, balanced portfolio utilizing a strategic asset allocation that reflects your personal risk appetite, investment time horizon, and investment goals. Over time, a well-diversified portfolio holding both growth and core stock funds as well as bond and money market funds will help position your portfolio to realize the benefits of the market's best performing asset classes while mitigating the negative impact of those that under-perform. And with a long-term focus on maximizing the value of your investment portfolio, the BSCM family of funds can play an important role in helping to achieve those goals.

Thank you for investing with Bishop Street Capital Management.


Sincerely,

/s/ Michael K. Hirai

Michael K. Hirai, CFA
President and Chief Investment Officer
July 15, 2007




June 30, 2007                          3               www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+
  ------------------------------------------------------------------------
                                                           Percentage of
                                                            Investments
  ------------------------------------------------------------------------
     1.  Monsanto                                              2.3%
  ------------------------------------------------------------------------
     2.  W.W. Grainger                                         2.3%
  ------------------------------------------------------------------------
     3.  Google, Cl A                                          2.2%
  ------------------------------------------------------------------------
     4.  Accenture Ltd., Cl A                                  2.2%
  ------------------------------------------------------------------------
     5.  Target                                                2.2%
  ------------------------------------------------------------------------
     6.  Transocean                                            2.2%
  ------------------------------------------------------------------------
     7.  Affiliated Managers Group                             2.1%
  ------------------------------------------------------------------------
     8.  Akamai Technologies                                   2.1%
  ------------------------------------------------------------------------
     9.  Oracle                                                2.1%
  ------------------------------------------------------------------------
    10.  Franklin Resources                                    2.1%
  ------------------------------------------------------------------------

  ------------------------------------------------------------------------
  SECTOR WEIGHTINGS+

  [GRAPHIC OMITTED]
  PLOT POINTS ARE AS FOLLOWS:

  22.5%  Information Technology
  19.6%  Financials
  15.9%  Health Care
  15.3%  Consumer Discretionary
  11.8%  Industrials
   4.2%  Energy
   4.1%  Materials
   3.8%  Consumer Staples
   2.0%  Telecommunications
   0.8%  Short-Term Investments
  ------------------------------------------------------------------------
  +PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.


                                        SCHEDULE OF INVESTMENTS

                                                                                              Market
                                                                                              Value
      Shares                                                                                  (000)
      ------                                                                                  ------


                                         COMMON STOCK -- 99.4%
CONSUMER DISCRETIONARY -- 15.3%
     32,300    Abercrombie & Fitch, Cl A                                                     $  2,357
     54,600    Coach*                                                                           2,588
     77,307    Hilton Hotels                                                                    2,588
     36,900    Kohl's*                                                                          2,621
     51,800    McDonald's                                                                       2,629
     50,300    Nordstrom                                                                        2,571
      8,250    Staples                                                                            196
     48,700    Target                                                                           3,097
     78,740    Wyndham Worldwide*                                                               2,855
                                                                                             --------
                                                                                               21,502
                                                                                             --------


Bishop Street Funds                    4



Strategic Growth Fund                                                                     (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)

                                                                                              Market
                                                                                              Value
      Shares                                                                                  (000)
      ------                                                                                  ------
CONSUMER STAPLES -- 3.8%
     73,313    CVS                                                                           $  2,672
     45,700    General Mills                                                                    2,670
                                                                                             --------
                                                                                                5,342
                                                                                             --------
ENERGY -- 4.2%
     29,200    Transocean*                                                                      3,095
     46,000    XTO Energy                                                                       2,764
                                                                                             --------
                                                                                                5,859
                                                                                             --------
FINANCIALS -- 19.7%
     23,500    Affiliated Managers Group*                                                       3,026
     40,800    Allstate                                                                         2,510
     40,000    American International Group                                                     2,801
     77,200    CB Richard Ellis Group, Cl A*                                                    2,818
     27,200    Everest Re Group Ltd.                                                            2,955
     22,500    Franklin Resources                                                               2,981
     13,100    Goldman Sachs Group                                                              2,839
     50,700    JPMorgan Chase                                                                   2,456
     36,100    Lehman Brothers Holdings                                                         2,690
     30,700    Merrill Lynch                                                                    2,566
                                                                                             --------
                                                                                               27,642
                                                                                             --------
HEALTH CARE -- 15.9%
     57,400    Aetna                                                                            2,835
     48,000    Cigna                                                                            2,507
     57,400    Express Scripts*                                                                 2,871
     33,000    Genentech*                                                                       2,497
     45,000    Genzyme*                                                                         2,898
     71,200    Gilead Sciences*                                                                 2,760
     17,600    Sepracor*                                                                          722
     53,300    Thermo Electron*                                                                 2,757
     50,200    UnitedHealth Group                                                               2,567
                                                                                             --------
                                                                                               22,414
                                                                                             --------
INDUSTRIALS -- 11.8%
     28,300    Lockheed Martin                                                                  2,664
     30,600    Manpower                                                                         2,823
     35,700    McDermott International*                                                         2,967
     40,200    United Technologies                                                              2,852
     34,400    W.W. Grainger                                                                    3,201
     17,100    Precision Castparts                                                              2,075
                                                                                             --------
                                                                                               16,582
                                                                                             --------


June 30, 2007                          5               www.bishopstreetfunds.com



Strategic Growth Fund                                                                     (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)

                                                                                              Market
                                                                                              Value
      Shares                                                                                  (000)
      ------                                                                                  ------
INFORMATION TECHNOLOGY -- 22.6%
     73,100    Accenture Ltd., Cl A                                                          $  3,135
     61,900    Akamai Technologies*                                                             3,011
    102,500    Cisco Systems*                                                                   2,855
      6,000    Google, Cl A*                                                                    3,140
     61,800    Hewlett-Packard                                                                  2,758
     44,800    Intuit*                                                                          1,348
     87,500    Marvel Technology Group Ltd.*                                                    1,593
     43,700    Memc Electronic Materials*                                                       2,671
     67,700    Nvidia*                                                                          2,797
    152,100    Oracle*                                                                          2,998
    120,400    Red Hat*                                                                         2,682
    142,900    Western Digital*                                                                 2,765
                                                                                             --------
                                                                                               31,753
                                                                                             --------
MATERIALS -- 4.1%
     24,100    Allegheny Technologies                                                           2,527
     48,000    Monsanto                                                                         3,242
                                                                                             --------
                                                                                                5,769
                                                                                             --------
TELECOMMUNICATIONS -- 2.0%
     63,700    Qualcomm                                                                         2,764
                                                                                             --------
TOTAL COMMON STOCK (Cost $108,542)                                                            139,627
                                                                                             --------

                                     CASH EQUIVALENTS (A) -- 0.8%
    588,243    Dreyfus Cash Management Fund, Institutional Shares, 5.190%                         588
    588,243    Fidelity Institutional Money Market Portfolio, Institutional Shares, 5.250%        588
                                                                                             --------
TOTAL CASH EQUIVALENTS (Cost $1,176)                                                            1,176
                                                                                             --------
TOTAL INVESTMENTS (COST $109,718) -- 100.2%                                                  $140,803
                                                                                             ========

PERCENTAGES ARE BASED ON NET ASSETS OF $140,457 (000).
* NON-INCOME PRODUCING SECURITY
(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
CL -- CLASS
LTD. -- LIMITED
COST FIGURES ARE SHOWN WITH "000" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




Bishop Street Funds                    6

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS+
  -------------------------------------------------------------------------
                                                           Percentage of
                                                            Investments
  -------------------------------------------------------------------------
    1. Citigroup                                                 2.4%
  -------------------------------------------------------------------------
    2. JPMorgan Chase                                            2.3%
  -------------------------------------------------------------------------
    3. Johnson & Johnson                                         2.1%
  -------------------------------------------------------------------------
    4. American International Group                              2.1%
  -------------------------------------------------------------------------
    5. Microsoft                                                 2.1%
  -------------------------------------------------------------------------
    6. Bank of America                                           1.9%
  -------------------------------------------------------------------------
    7. Cisco Systems                                             1.5%
  -------------------------------------------------------------------------
    8. ConocoPhillips                                            1.4%
  -------------------------------------------------------------------------
    9. Norfolk Southern                                          1.3%
  -------------------------------------------------------------------------
   10. Chevron                                                   1.3%
  -------------------------------------------------------------------------

  -------------------------------------------------------------------------
  SECTOR WEIGHTINGS+

  [GRAPHIC OMITTED]
  PLOT POINTS ARE AS FOLLOWS:

  19.0%  Financials
  15.5%  Information Technology
  11.9%  Health Care
  11.8%  Industrials
  10.2%  Consumer Discretionary
  10.1%  Energy
   7.1%  Consumer Staples
   4.7%  Short-Term Investments
   3.4%  Materials
   2.8%  Telecommunications
   2.1%  Master Notes
   0.8%  Exchange Traded Fund
   0.6%  Utilities
  -------------------------------------------------------------------------
  +PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, WHICH INCLUDES SECURITIES
   PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                                      SCHEDULE OF INVESTMENTS
                                                                                              Market
                                                                                              Value
      Shares                                                                                  (000)
      ------                                                                                  ------
                                        COMMON STOCK -- 98.1%
CONSUMER DISCRETIONARY -- 10.9%
     11,100    Apollo Group, Cl A*                                                           $    649
     12,600    Bed Bath & Beyond*                                                                 454
     16,400    Best Buy                                                                           765
      5,200    Black & Decker                                                                     459
      7,800    Carnival (A)                                                                       380
     20,700    Centex                                                                             830
     15,300    Coach*                                                                             725
     25,650    Comcast, Cl A*                                                                     721


June 30, 2007                          7               www.bishopstreetfunds.com



Large Cap Core Equity Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
                                                                                              Market
                                                                                              Value
      Shares                                                                                  (000)
      ------                                                                                  ------
CONSUMER DISCRETIONARY -- (CONTINUED)
     11,100    EchoStar Communications, Cl A*                                                $    482
      8,200    Harley-Davidson (A)                                                                489
     17,200    Hasbro                                                                             540
     23,100    Home Depot                                                                         909
      9,300    International Game Technology                                                      369
      7,835    Liberty Media Capital, Ser A*                                                      922
      8,000    Omnicom Group                                                                      423
     17,100    Pulte Homes                                                                        384
     15,800    Staples                                                                            375
     30,100    Time Warner                                                                        633
     15,000    Viacom, Cl B*                                                                      625
      8,600    Whirlpool                                                                          956
                                                                                             --------
                                                                                               12,090
                                                                                             --------
CONSUMER STAPLES -- 7.5%
     16,400    Altria Group                                                                     1,150
     28,100    Archer-Daniels-Midland                                                             930
      8,000    Campbell Soup                                                                      311
     16,000    Constellation Brands, Cl A*                                                        389
     12,600    Costco Wholesale                                                                   737
      7,500    Kellogg                                                                            388
     16,500    PepsiCo                                                                          1,070
     23,600    Procter & Gamble                                                                 1,444
     27,000    Wal-Mart Stores                                                                  1,299
     15,800    Walgreen                                                                           688
                                                                                             --------
                                                                                                8,406
                                                                                             --------
ENERGY -- 10.7%
     13,200    Apache                                                                           1,077
      6,500    Canadian Natural Resources (A)                                                     431
     17,900    Chevron                                                                          1,508
     21,700    ConocoPhillips                                                                   1,703
     11,600    Devon Energy                                                                       908
     17,000    Encana                                                                           1,045
     11,200    National Oilwell Varco*                                                          1,168
     12,300    Noble                                                                            1,200
      7,900    Peabody Energy                                                                     382
      6,500    Suncor Energy*                                                                     584
     16,300    Valero Energy                                                                    1,204
     11,400    XTO Energy                                                                         685
                                                                                             --------
                                                                                               11,895
                                                                                             --------


Bishop Street Funds                    8



Large Cap Core Equity Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
                                                                                              Market
                                                                                              Value
      Shares                                                                                  (000)
      ------                                                                                  ------
FINANCIALS -- 20.2%
     17,500    ACE                                                                           $  1,094
      8,800    Allstate                                                                           541
     36,100    American International Group                                                     2,528
     45,000    Bank of America                                                                  2,200
      7,500    Bear Stearns                                                                     1,050
     15,200    Capital One Financial                                                            1,192
     54,800    Citigroup                                                                        2,811
     28,400    Countrywide Financial                                                            1,033
     20,700    E*Trade Financial* (A)                                                             457
     18,900    Genworth Financial                                                                 650
      6,200    Goldman Sachs Group                                                              1,344
     12,000    Hartford Financial Services Group                                                1,182
     55,100    JPMorgan Chase                                                                   2,670
      6,000    Legg Mason                                                                         590
     14,800    Lehman Brothers Holdings                                                         1,103
     14,400    Morgan Stanley                                                                   1,208
     15,700    Travelers                                                                          840
                                                                                             --------
                                                                                               22,493
                                                                                             --------
HEALTH CARE -- 12.6%
     10,700    Abbott Laboratories                                                                573
     22,300    Amgen*                                                                           1,233
     19,400    Biogen Idec* (A)                                                                 1,038
     15,700    Coventry Health Care*                                                              905
     11,400    Genzyme*                                                                           734
      8,000    Gilead Sciences*                                                                   310
     41,200    Johnson & Johnson                                                                2,539
     11,400    Laboratory Corp of America Holdings* (A)                                           892
     16,600    Merck                                                                              827
     50,800    Pfizer                                                                           1,299
     21,100    St. Jude Medical*                                                                  875
     23,100    UnitedHealth Group                                                               1,181
     14,200    Wyeth                                                                              814
      9,300    Zimmer Holdings*                                                                   790
                                                                                             --------
                                                                                               14,010
                                                                                             --------
INDUSTRIALS -- 12.6%
     19,000    Caterpillar                                                                      1,488
     15,700    Danaher                                                                          1,185
     20,500    Dover                                                                            1,049
      7,300    Eaton                                                                              679
     11,900    Equifax                                                                            529


June 30, 2007                          9               www.bishopstreetfunds.com



Large Cap Core Equity Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
                                                                                              Market
                                                                                              Value
      Shares                                                                                  (000)
      ------                                                                                  ------
INDUSTRIALS -- (CONTINUED)
     11,500    Exelon                                                                        $    835
     16,300    General Dynamics                                                                 1,275
     21,800    General Electric                                                                   834
     18,000    Illinois Tool Works                                                                975
     20,500    Ingersoll-Rand, Cl A                                                             1,124
      9,300    L-3 Communications Holdings                                                        906
     29,600    Norfolk Southern                                                                 1,556
     11,300    Parker Hannifin                                                                  1,106
      8,600    Questar                                                                            454
                                                                                             --------
                                                                                               13,995
                                                                                             --------
INFORMATION TECHNOLOGY -- 16.4%
     11,400    Accenture Ltd., Cl A                                                               489
     16,300    Adobe Systems*                                                                     654
     11,700    Apple Computer*                                                                  1,428
     37,600    Applied Materials                                                                  747
     14,900    Autodesk*                                                                          702
     17,700    Broadcom, Cl A*                                                                    518
     63,300    Cisco Systems*                                                                   1,763
     17,300    Citrix Systems*                                                                    583
     18,800    eBay*                                                                              605
     51,600    EMC*                                                                               934
      2,200    Google, Cl A*                                                                    1,151
      5,300    International Business Machines                                                    558
     10,600    Kla-Tencor (A)                                                                     582
     10,300    Memc Electronic Materials*                                                         630
     84,100    Microsoft                                                                        2,478
     16,900    Nvidia*                                                                            698
     53,500    Oracle*                                                                          1,054
     14,500    SanDisk*                                                                           710
     84,200    Sun Microsystems*                                                                  443
     29,800    Texas Instruments                                                                1,121
     14,200    VeriSign*                                                                          451
                                                                                             --------
                                                                                               18,299
                                                                                             --------
MATERIALS -- 3.6%
     19,900    Alcoa                                                                              806
      3,400    Allegheny Technologies                                                             357
     17,000    Freeport-McMoRan Copper & Gold, Cl B (A)                                         1,408
     26,800    Teck Cominco Ltd, Cl B (A)                                                       1,139
      3,300    United States Steel                                                                359
                                                                                             --------
                                                                                                4,069
                                                                                             --------


Bishop Street Funds                   10



Large Cap Core Equity Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
                                                                                              Market
    Shares/Face                                                                               Value
   Amount (000)                                                                               (000)
   ------------                                                                              --------
TELECOMMUNICATION SERVICES -- 3.0%
     32,100    Corning*                                                                      $    820
      6,200    NII Holdings*                                                                      501
     42,300    Sprint Nextel                                                                      876
     27,200    Verizon Communications                                                           1,120
                                                                                             --------
                                                                                                3,317
                                                                                             --------
UTILITIES -- 0.6%
     10,600    FirstEnergy                                                                        686
                                                                                             --------
TOTAL COMMON STOCK (Cost $97,574)                                                             109,260
                                                                                             --------

                                      MASTER NOTES (B) -- 2.2%
     $  775    Bank of America
               5.435%, 07/02/07                                                                   775
        554    Bear Stearns
               5.575%, 06/27/07                                                                   554
      1,107    JPMorgan Securities
               5.250%, 07/16/07                                                                 1,108
                                                                                             --------
TOTAL MASTER NOTES (Cost $2,437)                                                                2,437
                                                                                             --------

                                  EXCHANGE TRADED FUND (A) -- 0.8%
      6,100    SPDR Trust, Ser 1*                                                                 917
                                                                                             --------
TOTAL EXCHANGE TRADED FUND (Cost $936)                                                            917
                                                                                             --------

                                     CASH EQUIVALENTS (C) -- 0.2%
     97,912    Dreyfus Cash Management Fund, Institutional Shares, 5.190%                          98
     97,912    Fidelity Institutional Money Market Portfolio, Institutional Shares, 5.250%         98
                                                                                             --------
TOTAL CASH EQUIVALENTS (Cost $196)                                                                196
                                                                                             --------

                                  REPURCHASE AGREEMENT (B) -- 4.8%
     $5,386    Lehman Brothers 5.425%, dated 06/29/07, to be repurchased on
               07/02/07, repurchase price $5,388,832 (collateralized by various
               U.S. Government collateralized mortgage obligations, ranging in par value $12,890,000-$15,420,000, 5.000%-5.484%,
               09/25/34-06/10/39, with a total market value of $5,494,988)                      5,386
                                                                                             --------
TOTAL REPURCHASE AGREEMENT (Cost $5,386)                                                        5,386
                                                                                             --------
TOTAL INVESTMENTS (COST $106,529) -- 106.1%                                                  $118,196
                                                                                             ========


June 30, 2007                         11               www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $111,403 (000).
* NON-INCOME PRODUCING SECURITY
(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2007 WAS $7,619,915.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2007, WAS $7,822,715.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPT.
COST FIGURES ARE SHOWN WITH "000" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




Bishop Street Funds                   12

High Grade Income Fund                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                        TOP TEN HOLDINGS+
-----------------------------------------------------------------------------------------------------
                                                                                      Percentage
                                                            Coupon       Maturity         of
                                                             Rate          Date       Investments
---------------------------------------------------------------------------------------------------
   1. U.S. Treasury Bond                                    7.250%       05/15/16         3.3%
  -------------------------------------------------------------------------------------------------
   2. U.S. Treasury Bond                                    7.500%       11/15/16         2.1%
  -------------------------------------------------------------------------------------------------
   3. U.S. Treasury Bond                                    4.500%       02/15/36         1.8%
  -------------------------------------------------------------------------------------------------
   4. FHLMC MTN                                             4.850%       12/01/09         1.8%
  -------------------------------------------------------------------------------------------------
   5. FNMA                                                  7.250%       01/15/10         1.6%
  -------------------------------------------------------------------------------------------------
   6. Goldman Sachs Group                                   6.600%       01/15/12         1.6%
  -------------------------------------------------------------------------------------------------
   7. FHLMC                                                 5.125%       10/15/08         1.5%
  -------------------------------------------------------------------------------------------------
   8. General Electric Capital MTN, Ser A                   5.450%       01/15/13         1.5%
  -------------------------------------------------------------------------------------------------
   9. Bank of America                                       4.875%       01/15/13         1.5%
  -------------------------------------------------------------------------------------------------
  10. Abbott Laboratories                                   5.600%       05/15/11         1.3%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS+

  [GRAPHIC OMITTED]
  PLOT POINTS ARE AS FOLLOWS:

  28.1%  U.S. Government Agency Obligations
  14.2%  U.S. Treasury Obligations
  13.1%  Short-Term Investments
  10.9%  Financials
   5.5%  Master Notes
   4.5%  Health Care
   4.3%  Information Technology
   4.2%  Consumer Discretionary
   3.4%  Energy
   2.8%  Industrials
   2.6%  U.S. Government Mortgage-Backed Obligations
   2.0%  Telecommunications
   1.8%  Utilities
   1.6%  Consumer Staples
   1.0%  Materials
--------------------------------------------------------------------------------
  +PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, WHICH INCLUDES SECURITIES
   PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                                      SCHEDULE OF INVESTMENTS
        Face                                                                                  Market
       Amount                                                                                 Value
        (000)                                                                                 (000)
       ------                                                                                --------
                                   CORPORATE OBLIGATIONS -- 43.9%
AEROSPACE & DEFENSE -- 2.7%
               General Dynamics
    $ 1,000    4.500%, 08/15/10                                                              $    978
               Rockwell Automation
      1,200    6.700%, 01/15/28                                                                 1,272
               United Technologies
      1,200    6.350%, 03/01/11                                                                 1,235
                                                                                             --------
                                                                                                3,485
                                                                                             --------


June 30, 2007                         13               www.bishopstreetfunds.com



High Grade Income Fund                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
        Face                                                                                  Market
       Amount                                                                                 Value
        (000)                                                                                 (000)
       ------                                                                                --------
AUTO FINANCE -- 1.8%
               DaimlerChrysler NA Holding
   $    700    8.000%, 06/15/10                                                              $    745
               Toyota Motor Credit (A)
      1,500    5.450%, 05/18/11                                                                 1,510
                                                                                             --------
                                                                                                2,255
                                                                                             --------
BANKS -- 3.4%
               Bank of America
      2,350    4.875%, 01/15/13                                                                 2,272
               BHP Billiton Finance
        850    5.250%, 12/15/15                                                                   814
               JPMorgan Chase
      1,400    5.875%, 06/13/16                                                                 1,402
                                                                                             --------
                                                                                                4,488
                                                                                             --------
BROADCASTING & CABLE -- 1.8%
               TCI Communications
      1,200    7.875%, 08/01/13                                                                 1,315
               Turner Broadcasting System
        975    8.375%, 07/01/13                                                                 1,089
                                                                                             --------
                                                                                                2,404
                                                                                             --------
COMPUTER HARDWARE -- 4.3%
               Cisco Systems
      1,400    5.500%, 02/22/16                                                                 1,366
               Dell
      1,325    6.550%, 04/15/08                                                                 1,336
               IBM
      1,400    8.375%, 11/01/19                                                                 1,693
               Oracle
      1,200    5.250%, 01/15/16                                                                 1,151
                                                                                             --------
                                                                                                5,546
                                                                                             --------
FINANCIALS -- 7.2%
               Boeing Capital
      1,400    6.500%, 02/15/12                                                                 1,459
               CIT Group
      1,350    5.000%, 11/24/08                                                                 1,341
               General Electric Capital MTN, Ser A (A)
      2,350    5.450%, 01/15/13                                                                 2,326
               Goldman Sachs Group
      2,350    6.600%, 01/15/12                                                                 2,433


Bishop Street Funds                   14



High Grade Income Fund                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
        Face                                                                                  Market
       Amount                                                                                 Value
        (000)                                                                                 (000)
       ------                                                                                --------
FINANCIALS -- (CONTINUED)
               Jefferies Group
     $  675    6.250%, 01/15/36                                                              $    633
               Merrill Lynch
      1,200    5.000%, 02/03/14                                                                 1,147
                                                                                             --------
                                                                                                9,339
                                                                                             --------
FOOD & BEVERAGE -- 0.7%
               ConAgra Foods
        884    7.875%, 09/15/10                                                                   943
                                                                                             --------
FOREIGN GOVERNMENTS -- 0.8%
               Republic of Italy
      1,000    5.375%, 06/12/17                                                                   985
                                                                                             --------
GENERAL MERCHANDISE -- 1.2%
               Office Depot
        600    6.250%, 08/15/13                                                                   600
               Target
      1,000    6.350%, 01/15/11                                                                 1,027
                                                                                             --------
                                                                                                1,627
                                                                                             --------
HEALTH CARE -- 1.2%
               Johnson & Johnson
      1,400    6.950%, 09/01/29                                                                 1,607
                                                                                             --------
HEALTHCARE - DISTRIBUTION/SERVICES -- 0.8%
               Hillenbrand Industries
      1,125    4.500%, 06/15/09                                                                 1,104
                                                                                             --------
HOUSEHOLD PRODUCTS -- 1.1%
               Proctor & Gamble
      1,200    8.000%, 10/26/29                                                                 1,481
                                                                                             --------
MEDIA -- 1.0%
               News America
      1,200    7.250%, 05/18/18                                                                 1,298
                                                                                             --------
MOVIES & ENTERTAINMENT -- 0.9%
               Walt Disney MTN
      1,200    6.200%, 06/20/14                                                                 1,241
                                                                                             --------
OIL & GAS - EQUIPMENT/SERVICES -- 1.1%
               Baker Hughes
      1,400    6.000%, 02/15/09                                                                 1,413
                                                                                             --------


June 30, 2007                         15               www.bishopstreetfunds.com



High Grade Income Fund                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
        Face                                                                                  Market
       Amount                                                                                 Value
        (000)                                                                                 (000)
       ------                                                                                --------
OIL & GAS - EXPLORATION/PRODUCTION -- 1.0%
               Anadarko Petroleum
    $ 1,250    7.200%, 03/15/29                                                              $  1,283
                                                                                             --------
OIL & GAS - INTEGRATED -- 2.0%
               BP Amoco
      1,385    9.125%, 03/01/11                                                                 1,556
               Occidental Petroleum
      1,000    6.750%, 01/15/12                                                                 1,052
                                                                                             --------
                                                                                                2,608
                                                                                             --------
PHARMACEUTICALS -- 3.4%
               Abbott Laboratories
      2,100    5.600%, 05/15/11                                                                 2,109
               Genentech
      1,200    4.750%, 07/15/15                                                                 1,121
               Teva Pharmaceutical LLC (A)
      1,200    5.550%, 02/01/16                                                                 1,150
                                                                                             --------
                                                                                                4,380
                                                                                             --------
SEMI-CONDUCTORS -- 1.0%
               Duke Energy
      1,275    4.200%, 10/01/08                                                                 1,255
                                                                                             --------
STEEL & STEEL WORKS -- 1.3%
               Nucor
      1,800    4.875%, 10/01/12                                                                 1,735
                                                                                             --------
TELECOMMUNICATIONS -- 1.4%
               GTE South, Ser C
        500    6.000%, 02/15/08                                                                   501
               Sprint Capital
      1,200    7.625%, 01/30/11                                                                 1,263
                                                                                             --------
                                                                                                1,764
                                                                                             --------
TELEPHONES & TELECOMMUNICATION -- 1.0%
               AT&T Wireless Services
      1,200    8.125%, 05/01/12                                                                 1,320
                                                                                             --------
TRANSPORTATION SERVICES -- 0.6%
               FedEx
        800    7.250%, 02/15/11                                                                   841
                                                                                             --------


Bishop Street Funds                   16



High Grade Income Fund                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
        Face                                                                                  Market
       Amount                                                                                 Value
        (000)                                                                                 (000)
       ------                                                                                --------
UTILITIES -- 2.2%
               Dominion Resources
    $ 1,350    4.125%, 02/15/08                                                              $  1,339
               Hydro-Quebec
      1,325    7.500%, 04/01/16                                                                 1,500
                                                                                             --------
                                                                                                2,839
                                                                                             --------
TOTAL CORPORATE OBLIGATIONS (Cost $58,801)                                                     57,241
                                                                                             --------

                             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.6%
               FHLB
        200    6.875%, 08/13/10                                                                   209
      1,400    5.300%, 01/16/09                                                                 1,400
      1,000    5.000%, 02/22/13                                                                   975
      1,300    4.750%, 08/13/10                                                                 1,284
      1,450    4.100%, 06/13/08                                                                 1,434
      1,000    3.875%, 07/24/09                                                                   974
      1,750    3.875%, 02/12/10                                                                 1,694
               FHLMC
        875    8.250%, 06/01/16                                                                 1,031
      1,000    6.500%, 06/27/22                                                                   994
      1,000    6.000%, 07/10/13                                                                 1,005
      1,000    5.500%, 03/05/10                                                                   998
        700    5.500%, 08/20/19                                                                   694
      1,400    5.500%, 03/22/22                                                                 1,365
      1,000    5.400%, 01/11/12                                                                   996
      1,400    5.200%, 03/05/19                                                                 1,345
      2,400    5.125%, 10/15/08 (A)                                                             2,399
      1,000    5.000%, 01/30/14                                                                   980
      1,400    4.750%, 05/06/13                                                                 1,350
      1,500    4.625%, 08/15/08                                                                 1,489
      1,400    4.375%, 03/01/10                                                                 1,371
      1,800    4.250%, 05/22/13                                                                 1,701
      1,100    4.000%, 06/12/13                                                                 1,025
               FHLMC MTN
      1,400    5.750%, 05/23/11                                                                 1,403
      1,400    5.500%, 02/22/13                                                                 1,392
      1,400    5.400%, 02/01/16                                                                 1,384
      1,400    5.250%, 12/01/14                                                                 1,362
        200    5.000%, 06/18/18 (C)                                                               192
      2,800    4.850%, 12/01/09                                                                 2,772
               FHLMC REMIC, Ser R010, Cl AB
        999    5.500%, 12/15/19                                                                   985


June 30, 2007                         17               www.bishopstreetfunds.com



High Grade Income Fund                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
        Face                                                                                  Market
       Amount                                                                                 Value
        (000)                                                                                 (000)
       ------                                                                                --------
                          U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
               FNMA
    $ 2,400    7.250%, 01/15/10                                                              $  2,515
        400    6.000%, 08/22/16                                                                   400
      1,400    5.650%, 04/10/13                                                                 1,396
      1,400    5.300%, 01/12/10                                                                 1,400
        625    4.750%, 03/30/09 (C)                                                               620
               FNMA, Ser 2007, Cl BE
      1,007    5.450%, 12/25/20                                                                   993
               FNMA MTN
        300    6.930%, 09/17/12                                                                   301
                                                                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,297)                                        43,828
                                                                                             --------

                                  U.S. TREASURY OBLIGATIONS -- 17.0%
               U.S. Treasury Bonds
      2,750    7.500%, 11/15/16 (A)                                                             3,243
      4,500    7.250%, 05/15/16 (A)                                                             5,201
      1,700    6.375%, 08/15/27 (A)                                                             1,943
      1,500    6.250%, 08/15/23 (A)                                                             1,666
        800    6.250%, 05/15/30                                                                   914
      1,000    6.000%, 02/15/26 (A)                                                             1,091
      1,300    5.250%, 11/15/28 (A)                                                             1,309
      3,100    4.500%, 02/15/36 (A)                                                             2,807
               U.S. Treasury Notes (A)
        400    4.750%, 02/15/37                                                                   377
      1,400    4.250%, 08/15/15                                                                 1,328
      1,200    4.000%, 02/15/14                                                                 1,136
      1,200    4.000%, 02/15/15                                                                 1,124
                                                                                             --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,933)                                                 22,139
                                                                                             --------

                         U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 3.0%
               FHLMC
         57    3.500%, 05/01/08                                                                    55
               FHLMC, Ser 2844, Cl VB
        189    5.500%, 12/15/19                                                                   185
               FHLMC, Ser 3070, Cl DH
        572    5.500%, 11/15/35                                                                   569
               FHLMC, Ser 3196, Cl CB
        971    5.250%, 08/15/11                                                                   954


Bishop Street Funds                   18



High Grade Income Fund                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
                                                                                              Market
    Shares/Face                                                                               Value
    Amount (000)                                                                              (000)
   -------------                                                                             --------
                      U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- (CONTINUED)
               FNMA
     $  893    3.500%, 08/01/10                                                              $    856
               GNMA
      1,400    5.500%, 11/16/31                                                                 1,376
                                                                                             --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,060)                                 3,995
                                                                                             --------

                                       MASTER NOTES (B) -- 6.6%
               Bank of America
      2,725    5.435%, 07/02/07                                                                 2,725
               Bear Stearns
      1,946    5.575%, 07/05/07                                                                 1,946
               JPMorgan Securities
      3,893    5.455%, 07/16/07                                                                 3,893
                                                                                             --------
TOTAL MASTER NOTES (Cost $8,564)                                                                8,564
                                                                                             --------

                                     CASH EQUIVALENTS (D) -- 1.2%
    784,856    Dreyfus Cash Management Fund, Institutional Shares, 5.190%                         785
    784,856    Fidelity Institutional Money Market Portfolio,
               Institutional Shares, 5.250%                                                       785
                                                                                             --------
TOTAL CASH EQUIVALENTS (Cost $1,570)                                                            1,570
                                                                                             --------

                                  REPURCHASE AGREEMENT (B) -- 14.5%
     18,933    Lehman Brothers 5.425%, dated 06/29/07, to be repurchased on
               07/02/07, repurchase price $18,941,796 (collateralized by various
               U.S. Government collateralized mortgage obligations, ranging in par value $12,890,000-$15,420,000, 5.000%-5.484%,
               09/25/34-06/10/39, with a total market value of $19,314,935)                    18,933
                                                                                             --------
TOTAL REPURCHASE AGREEMENT (Cost $18,933)                                                      18,933
                                                                                             --------
TOTAL INVESTMENTS (COST $158,158) -- 119.8%                                                  $156,270
                                                                                             ========

June 30, 2007                         19               www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $130,450 (000).
(A) THIS SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2007.
    THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2007 WAS $26,995,948.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2007 WAS $27,496,919.
(C) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JUNE 30, 2007.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30,2007.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
COST FIGURES ARE SHOWN WITH "000" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





Bishop Street Funds                   20

Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                 TOP TEN HOLDINGS+
-----------------------------------------------------------------------------------------------------
                                                                                    Percentage
                                                          Coupon      Maturity          of
                                                           Rate         Date        Investments
  -----------------------------------------------------------------------------------------------
   1. University of Hawaii, RB                             4.625%      07/15/31         2.9%
  -----------------------------------------------------------------------------------------------
   2. Hawaii State, Highway, RB                            5.000%      07/01/12         2.4%
  -----------------------------------------------------------------------------------------------
   3. Hawaii State, Department of Budget & Finance, RB     5.650%      10/01/27         2.1%
  -----------------------------------------------------------------------------------------------
   4. Puerto Rico, Public Buildings Authority, RB          5.250%      07/01/25         1.9%
  -----------------------------------------------------------------------------------------------
   5. Hawaii State Department Hawaiian Home, COP           5.000%      11/01/31         1.8%
  -----------------------------------------------------------------------------------------------
   6. Honolulu City & County, RB                           5.000%      07/01/31         1.7%
  -----------------------------------------------------------------------------------------------
   7. Honolulu City & County, GO                           5.000%      07/01/19         1.5%
  -----------------------------------------------------------------------------------------------
   8. Puerto Rico, Housing Financing Authority, RB         5.000%      12/01/16         1.4%
  -----------------------------------------------------------------------------------------------
   9. Hawaii State, Highway, RB                            5.000%      07/01/16         1.4%
  -----------------------------------------------------------------------------------------------
  10. Hawaii State, GO                                     6.500%      12/01/13         1.3%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS+

  [GRAPHIC OMITTED]
  PLOT POINTS ARE AS FOLLOWS:

  33.8%  General Obligations
  14.0%  Transportation
   9.5%  Water
   8.5%  Facilities
   7.6%  Higher Education
   4.7%  Power
   4.5%  Airport
   3.8%  Utilities
   3.7%  General Revenue
   3.3%  Medical
   1.9%  School District
   1.4%  Housing
   1.3%  Single-Family Housing
   1.0%  Development
   0.8%  Short-Term Investments
   0.2%  Multi-Family Housing
--------------------------------------------------------------------------------
  +PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                                       SCHEDULE OF INVESTMENTS
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      --------                                                                               --------


                                       MUNICIPAL BONDS -- 99.1%
CALIFORNIA -- 1.3%
               Coast, Unified School District, School Facilities District 1-B, GO,
               FSA Insured (A)
     $1,610    4.595%, 08/01/40                                                              $    333
               Highland, Redevelopment Agency, Project Area No. 1 Tax Allocation,
               RB, AMBAC Insured
      1,440    5.650%, 12/01/24                                                                 1,646


June 30, 2007                         21               www.bishopstreetfunds.com



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      --------                                                                               --------
CALIFORNIA -- (CONTINUED)
               La Mesa-Spring Valley, School District, Electric of 2002 Project, Ser B,
               GO, FGIC Insured (A)
     $  630    5.017%, 08/01/27                                                              $    240
                                                                                             --------
                                                                                                2,219
                                                                                             --------
GEORGIA -- 1.2%
               Main Street, Natural Gas, Ser B, RB
      2,000    5.000%, 03/15/18                                                                 2,082
                                                                                             --------
HAWAII -- 80.4%
               Hawaii County, Refunding & Improvement Project, Ser A, GO,
               FGIC Insured
        450    5.600%, 05/01/12                                                                   481
        430    5.600%, 05/01/13                                                                   464
        400    5.550%, 05/01/09                                                                   412
               Hawaii County, Ser A, GO, AMBAC
      1,000    5.000%, 07/15/15                                                                 1,060
      1,580    4.250%, 07/15/26                                                                 1,487
               Hawaii County, Ser A, GO, FSA Insured
      1,000    5.000%, 07/15/23                                                                 1,030
               Hawaii County, Ser A, GO, FSA Insured, Pre-Refunded @ 101 (B)
        500    5.400%, 05/15/09                                                                   519
               Hawaii County, Ser A, GO, MBIA Insured
      1,055    5.250%, 07/15/18                                                                 1,124
      1,205    5.000%, 07/15/15                                                                 1,270
      1,470    5.000%, 07/15/24                                                                 1,520
               Hawaii State Airport System, RB, AMT, FGIC Insured
      2,000    5.625%, 07/01/18                                                                 2,096
               Hawaii State Department Hawaiian Home,Kapolei Office Facilities,
               Ser A, COP, FSA Insured
      3,000    5.000%, 11/01/31                                                                 3,092
               Hawaii State, Airport System, RB, AMT, FGIC Insured
        280    5.250%, 07/01/21                                                                   287
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60    6.900%, 07/01/12                                                                    65
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
      1,505    6.900%, 07/01/12                                                                 1,623
               Hawaii State, Airport System, Ser B, RB, AMT, FGIC Insured
      1,500    6.625%, 07/01/18                                                                 1,612
      1,500    6.500%, 07/01/14                                                                 1,611
        500    6.000%, 07/01/19                                                                   528


Bishop Street Funds                   22



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      --------                                                                               --------
HAWAII -- (CONTINUED)
               Hawaii State, Department of Budget & Finance, Chaminade University,
               RB, Radian Insured
     $1,000    5.000%, 01/01/26                                                              $  1,023
      1,000    4.750%, 01/01/36                                                                   964
      1,000    4.700%, 01/01/31                                                                   981
               Hawaii State, Department of Budget & Finance, Electric Company &
               Subsidiary Project, RB, MBIA Insured
        170    5.450%, 11/01/23                                                                   170
               Hawaii State, Department of Budget & Finance, Electric Company &
               Subsidiary Project, Ser A, RB, AMT, FGIC Insured
      1,500    4.800%, 01/01/25                                                                 1,486
               Hawaii State, Department of Budget & Finance, Electric Company &
               Subsidiary Project, Ser B, RB, AMT, XLCA Insured
      1,025    5.000%, 12/01/22                                                                 1,044
               Hawaii State, Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, AMBAC Insured
        675    5.100%, 09/01/32                                                                   684
               Hawaii State, Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, MBIA Insured
      3,380    5.650%, 10/01/27                                                                 3,586
               Hawaii State, Department of Budget & Finance, Hawaiian Electric,
               Ser C, RB, AMT, AMBAC Insured
      1,000    6.200%, 11/01/29                                                                 1,051
               Hawaii State, Department of Budget & Finance, Mid Pacific Institute,
               RB, Radian Insured
      1,000    5.000%, 01/01/26                                                                 1,034
      1,000    4.625%, 01/01/31                                                                   950
               Hawaii State, Department of Budget & Finance, Queens Health
               Systems, Ser B, RB, MBIA Insured,
               Pre-Refunded @ 101 (B)
        750    5.250%, 07/01/08                                                                   768
               Hawaii State, Harbor Capital Improvement, RB, AMT, MBIA Insured
      2,000    5.500%, 07/01/27                                                                 2,043
        545    5.400%, 07/01/09                                                                   557
               Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
      2,025    5.750%, 07/01/17                                                                 2,130
        670    5.750%, 07/01/29                                                                   701
      1,210    5.700%, 07/01/16                                                                 1,271
      1,000    5.600%, 07/01/15                                                                 1,050
               Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
        200    5.500%, 07/01/19                                                                   210
               Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
      1,000    5.000%, 01/01/13                                                                 1,037


June 30, 2007                         23               www.bishopstreetfunds.com



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      --------                                                                               --------
HAWAII -- (CONTINUED)
               Hawaii State, Highway, RB
     $1,000    6.000%, 07/01/08                                                              $  1,021
      2,000    6.000%, 07/01/09                                                                 2,080
               Hawaii State, Highway, RB, FSA Insured
      4,000    5.000%, 07/01/12                                                                 4,179
               Hawaii State, Highway, Ser A, RB, FSA Insured
        725    5.000%, 07/01/21                                                                   757
               Hawaii State, Highway, Ser A, RB, FSA Insured
      1,565    5.000%, 07/01/22                                                                 1,630
      1,805    5.000%, 07/01/23                                                                 1,875
               Hawaii State, Highway, Ser B, RB, FSA Insured
      2,300    5.000%, 07/01/16                                                                 2,432
               Hawaii State, Housing, Finance & Development, Single-Family Housing,
               Ser A, RB, AMT, FNMA Collateral
        350    5.750%, 07/01/30                                                                   358
        650    5.400%, 07/01/30                                                                   663
        145    5.250%, 07/01/13                                                                   147
               Hawaii State, Housing, Finance & Development, Single-Family Housing,
               Ser B, RB, FNMA Collateral
      1,000    5.450%, 07/01/17                                                                 1,016
               Hawaii State, Housing, Finance & Development, University of Hawaii
               Faculty Housing Project, RB, AMBAC Insured
        700    5.650%, 10/01/16                                                                   703
               Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC Insured
      1,475    5.250%, 05/01/13                                                                 1,514
      1,000    5.000%, 05/01/08                                                                 1,010
      1,100    5.000%, 05/01/15                                                                 1,125
      1,000    5.000%, 05/01/16                                                                 1,022
      1,000    5.000%, 05/01/17                                                                 1,022
        500    5.000%, 05/01/18                                                                   511
               Hawaii State, No. 1 Capitol District State Office, COP, MBIA Insured
      1,000    5.200%, 05/01/14                                                                 1,028
        175    5.000%, 05/01/11                                                                   179
               Hawaii State, Ser CL, GO
      1,000    6.000%, 03/01/09                                                                 1,033
               Hawaii State, Ser CM, GO, FGIC Insured
      2,000    6.500%, 12/01/13                                                                 2,276
        500    6.000%, 12/01/09                                                                   524
      1,500    6.000%, 12/01/11                                                                 1,623
               Hawaii State, Ser CP, GO, FGIC Insured
         90    5.000%, 10/01/16                                                                    91
               Hawaii State, Ser CU, GO, MBIA Insured
        550    5.750%, 10/01/12                                                                   580


Bishop Street Funds                   24



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
HAWAII -- (CONTINUED)
               Hawaii State, Ser CU, GO, MBIA Insured,
               Pre-Refunded @ 100 (B)
   $     25    5.750%, 10/01/10                                                              $     26
               Hawaii State, Ser CV, GO, FGIC Insured
      1,000    5.250%, 08/01/21                                                                 1,040
               Hawaii State, Ser CX, GO, FSA Insured
      1,000    5.500%, 02/01/21                                                                 1,059
               Hawaii State, Ser DF, GO, AMBAC Insured
      1,250    5.000%, 07/01/21                                                                 1,304
               Hawaii State, Ser DG, GO AMBAC Insured
      1,000    5.000%, 07/01/16                                                                 1,057
               Hawaii State, University of Hawaii, Ser A, RB, FGIC Insured,
               Pre-Refunded @ 100 (B)
      1,605    5.500%, 07/15/12                                                                 1,714
        500    5.125%, 07/15/12                                                                   526
               Hawaii State, University of Hawaii, Ser B, RB, FSA Insured
        320    5.250%, 10/01/16                                                                   334
        775    5.250%, 10/01/17                                                                   808
               Honolulu City & County, 1st Board Resolution, Senior Ser C, RB,
               MBIA Insured
      2,850    5.000%, 07/01/31                                                                 2,946
               Honolulu City & County, 2nd Board Resolution, Junior Ser  B-1, RB,
               MBIA Insured
        865    5.000%, 07/01/23                                                                   902
               Honolulu City & County, 2nd Board Resolution, Junior Ser A-1, RB,
               MBIA Insured
        815    5.000%, 07/01/22                                                                   851
               Honolulu City & County, 2nd Board, Junior Ser A-1, RB, MBIA Insured
      1,130    5.000%, 07/01/23                                                                 1,177
               Honolulu City & County, 2nd Board, Junior Ser B-1, RB, MBIA Insured
      1,485    5.000%, 07/01/24                                                                 1,547
               Honolulu City & County, Board of Water Supply, Ser A, RB,
               FGIC Insured
      2,000    5.000%, 07/01/33                                                                 2,052
               Honolulu City & County, GO
      1,320    5.400%, 09/27/07                                                                 1,325
        625    5.250%, 03/01/17                                                                   662
               Honolulu City & County, GO, ETM
        230    6.000%, 12/01/09                                                                   241
               Honolulu City & County, Senior Ser A, RB, FGIC Insured
      2,000    5.000%, 07/01/18                                                                 2,101
      1,280    5.000%, 07/01/20                                                                 1,338
               Honolulu City & County, Ser A, GO
         55    6.000%, 01/01/10                                                                    58
      1,000    5.750%, 04/01/12                                                                 1,074


June 30, 2007                         25               www.bishopstreetfunds.com



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
HAWAII -- (CONTINUED)
               Honolulu City & County, Ser A, GO, ETM
    $   500    6.000%, 01/01/09                                                              $    516
         95    6.000%, 01/01/10                                                                   100
               Honolulu City & County, Ser A, GO, MBIA Insured
        500    5.250%, 03/01/28                                                                   522
      1,000    5.000%, 07/01/14                                                                 1,056
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635    5.500%, 10/01/11                                                                   674
               Honolulu City & County, Ser B, RB, AMT, MBIA Insured
      1,000    5.250%, 07/01/21                                                                 1,051
               Honolulu City & County, Ser C, GO, FGIC Insured
        565    5.125%, 07/01/11                                                                   583
      1,100    5.125%, 07/01/15                                                                 1,134
      2,500    5.000%, 07/01/19                                                                 2,570
               Honolulu City & County, Ser C, GO, MBIA Insured
        500    5.000%, 07/01/16                                                                   529
               Honolulu City & County, Ser D, GO, AMT, FGIC Insured
        245    4.850%, 02/01/10                                                                   249
               Honolulu City & County, Ser D, GO, MBIA Insured
        885    5.000%, 07/01/19                                                                   927
      2,000    5.000%, 07/01/23                                                                 2,077
               Honolulu City & County, Ser E, GO, FGIC Insured
      1,500    5.250%, 07/01/20                                                                 1,597
               Honolulu City & County, Waipahu Towers Project, Ser A, RB, AMT,
               GNMA Collateral
        200    6.900%, 06/20/35                                                                   201
               Honolulu City & County, Waste Water, 2nd Board Resolution,
               Junior Ser, RB, FGIC Insured
      1,000    5.000%, 07/01/23                                                                 1,024
               Honolulu City & County, Water Board, Ser A, RB, FGIC Insured,
               Pre-Refunded @ 100 (B)
      1,700    4.750%, 07/01/14                                                                 1,773
      2,000    4.750%, 07/01/14                                                                 2,086
               Honolulu City & County, Water Board, Ser B, RB, AMT, MBIA Insured
      1,000    5.250%, 07/01/20                                                                 1,053
        325    5.000%, 07/01/15                                                                   339
               Kauai County, Ser A, GO, FGIC Insured
      1,610    5.000%, 08/01/21                                                                 1,681
      1,440    5.000%, 08/01/23                                                                 1,496
      1,555    5.000%, 08/01/24                                                                 1,615


Bishop Street Funds                   26



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
HAWAII -- (CONTINUED)
               Kauai County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 100 (B)
     $1,135    6.250%, 08/01/18                                                              $  1,212
      1,480    6.250%, 08/01/20                                                                 1,580
      1,335    6.250%, 08/01/21                                                                 1,425
      1,050    6.250%, 08/01/22                                                                 1,121
               Kauai County, Ser A, GO, MBIA Insured
        490    5.625%, 08/01/18                                                                   518
      1,500    5.000%, 08/01/25                                                                 1,533
               Kauai County, Ser A, GO, MBIA Insured,
               Pre-Refunded @ 100 (B)
        260    5.625%, 08/01/18                                                                   276
               Maui County, Ser A, GO, MBIA Insured
      1,000    4.750%, 07/01/25                                                                 1,011
               Maui County, GO, MBIA Insured
      1,100    5.000%, 03/01/24                                                                 1,140
               Maui County, Ser A, GO
        260    5.375%, 03/01/12                                                                   272
               Maui County, Ser A, GO, FGIC Insured
        150    5.000%, 03/01/13                                                                   153
               Maui County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 101 (B)
        100    5.125%, 03/01/14                                                                   102
         50    5.000%, 03/01/13                                                                    51
               Maui County, Ser A, GO,
               Pre-Refunded @ 100 (B)
        225    5.375%, 03/01/12                                                                   236
               Maui County, Ser B, GO, MBIA Insured
        500    5.000%, 09/01/17                                                                   525
               University of Hawaii, Ser A, RB, MBIA Insured
      5,000    4.625%, 07/15/31                                                                 4,918
                                                                                             --------
                                                                                              138,488
                                                                                             --------
ILLINOIS -- 1.0%
               Illinois State, Educational Facilities Authority, Northwestern
               University, RB
        670    5.000%, 12/01/38                                                                   682
               Illinois State, Finance Authority, Hospital Sisters Services, Ser A, RB
      1,000    5.000%, 03/15/27                                                                 1,022
                                                                                             --------
                                                                                                1,704
                                                                                             --------
INDIANA -- 0.9%
               Indiana State, Health & Educational Facilities Financing Authority,
               Clarian Health Obligation, Ser A, RB
      1,500    5.000%, 02/15/39                                                                 1,493
                                                                                             --------


June 30, 2007                         27               www.bishopstreetfunds.com



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face                                                                                   Market
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
MASSACHUSETTS -- 0.3%
               Massachusetts State, Water Resources Authority, Ser J, RB
    $   565    5.000%, 08/01/42                                                              $    575
                                                                                             --------
OKLAHOMA -- 1.2%
               Tulsa County, Oklahoma Industrial Authority,  St. Francis Health
               System, RB
      2,000    5.000%, 12/15/36                                                                 2,016
                                                                                             --------
PUERTO RICO -- 8.1%
               Commonwealth of Puerto Rico, GO, MBIA Insured
        500    6.500%, 07/01/14                                                                   573
      1,500    6.000%, 07/01/15                                                                 1,697
               Commonwealth of Puerto Rico, Public Improvement, GO, FSA Insured
        435    5.000%, 07/01/21                                                                   451
               Commonwealth of Puerto Rico, Public Improvement, Ser A, GO
      1,000    5.000%, 07/01/27                                                                 1,018
               Commonwealth of Puerto Rico, Highway and Transportation Authority,
               Ser E,  RB, FSA Insured
      1,000    5.500%, 07/01/21                                                                 1,121
               Puerto Rico, Electric Power Authority, Ser DD, RB, FSA Insured,
               Partially Pre-Refunded @ 101 (B)
      1,000    5.000%, 07/01/08                                                                 1,020
               Puerto Rico, Electric Power Authority, Ser HH, RB, FSA Insured,
               Pre-Refunded @ 101 (B)
        500    5.250%, 07/01/10                                                                   524
               Puerto Rico, Housing Financing Authority, Capital Funding Program, RB
      2,360    5.000%, 12/01/16                                                                 2,464
               Puerto Rico, Industrial Tourist Educational Medical Environmental
               Control Facilities, Hospital Auxilio Mutuo Obligation Group, Ser A, RB,
               MBIA Insured
        300    6.250%, 07/01/24                                                                   300
               Puerto Rico, Public Buildings Authority, Ser F, RB
      3,000    5.250%, 07/01/25                                                                 3,299
               Puerto Rico, University of Puerto Rico, Ser O, RB, MBIA Insured,
               Pre-Refunded @ 100 (B)
      1,500    5.750%, 06/01/10                                                                 1,578
                                                                                             --------
                                                                                               14,045
                                                                                             --------
SOUTH CAROLINA -- 0.4%
               Edisto Beach, GO
        735    5.000%, 04/01/37                                                                   734
                                                                                             --------


Bishop Street Funds                   28



Hawaii Municipal Bond Fund                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
                                                                                              Market
   Shares/Face                                                                                Value
   Amount (000)                                                                                (000)
   ------------                                                                               ------
TEXAS -- 4.3%
               Clint, Independent School District, GO
     $1,505    5.000%, 08/15/23                                                              $  1,563
               Grayson County, Pass Through Toll, GO, FSA Insured
      2,000    4.300%, 01/01/24                                                                 1,887
               Harris County, Houston Texas Sports Authority, Ser A, Special RB,
               MBIA Insured (A)
      5,000    5.400%, 11/15/40                                                                   824
               Rockdale, Independent School District, GO
      1,140    5.000%, 02/15/27                                                                 1,167
               University of Texas, Permanent University Fund, Ser B, RB
      2,000    4.500%, 07/01/33                                                                 1,892
                                                                                             --------
                                                                                                7,333
                                                                                             --------
TOTAL MUNICIPAL BONDS (Cost $169,730)                                                         170,689
                                                                                             --------

                                     CASH EQUIVALENTS (C) -- 0.8%
    646,397    Dreyfus Tax-Exempt Cash Management Fund,
               Institutional Shares, 3.470%                                                       646
    646,397    Fidelity Institutional Tax-Exempt Portfolio, Institutional Shares, 3.470%          646
                                                                                             --------
TOTAL CASH EQUIVALENTS (Cost $1,292)                                                            1,292
                                                                                             --------
TOTAL INVESTMENTS (COST $171,022) -- 99.9%                                                   $171,981
                                                                                             ========

PERCENTAGES ARE BASED ON NET ASSETS OF $172,136 (000).

(A) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL
COST FIGURES ARE SHOWN WITH "000" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2007                         29               www.bishopstreetfunds.com

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS+

  [GRAPHIC OMITTED]
  PLOT POINTS ARE AS FOLLOWS:

  89.0%  Commercial Paper
   4.7%  Certificates of Deposit/Bank Notes
   4.4%  Repurchase Agreement
   1.9%  Corporate Obligations
--------------------------------------------------------------------------------
  +PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                                       SCHEDULE OF INVESTMENTS
       Face
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
                                    COMMERCIAL PAPER (A) -- 89.3%
AUTO FINANCE -- 3.9%
               BMW Capital
    $ 9,000    5.342%, 07/02/07                                                              $  8,999
                                                                                             --------
BANKS -- 36.8%
               Bank of America
      3,300    5.304%, 07/05/07                                                                 3,298
      6,000    5.285%, 07/27/07                                                                 5,977
               Bank of Montreal
      8,300    5.302%, 08/15/07                                                                 8,246
               Danske
      5,700    5.275%, 07/10/07                                                                 5,693
      5,600    5.299%, 08/20/07                                                                 5,560
               Deutsche Bank
      5,500    5.283%, 07/13/07                                                                 5,490
               Fortis Bank
      8,000    5.285%, 08/03/07                                                                 7,961
      3,000    5.318%, 08/20/07                                                                 2,978
               JPMorgan Chase
     11,500    5.299%, 08/29/07                                                                11,401
               Lloyds TSB Bank
      3,000    5.273%, 07/13/07                                                                 2,995
      6,000    5.273%, 07/26/07                                                                 5,978
               UBS Finance
      9,000    5.350%, 07/02/07                                                                 8,999
               Westpac Capital
      1,642    5.294%, 07/09/07                                                                 1,640
      9,000    5.301%, 07/31/07                                                                 8,961
                                                                                             --------
                                                                                               85,177
                                                                                             --------


Bishop Street Funds                   30



Money Market Fund                                                                         (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
BROADCASTING & CABLE -- 2.8%
               Charta
    $ 6,500    5.294%, 07/18/07                                                              $  6,484
                                                                                             --------
FINANCIALS -- 45.8%
               Abbey National Treasury Services
     11,000    5.297%, 08/06/07                                                                10,942
               ABN-Amro North American Finance
     10,000    5.308%, 09/21/07                                                                 9,881
               Atlantic Asset Securitization
      5,000    5.361%, 07/12/07                                                                 4,992
      6,500    5.314%, 07/16/07                                                                 6,486
               CBA Financial
     11,000    5.297%, 07/06/07                                                                10,992
               Chariot Funding
      5,500    5.303%, 07/20/07                                                                 5,485
      5,000    5.333%, 07/24/07                                                                 4,983
               Dexdel
      8,000    5.314%, 09/18/07                                                                 7,908
               Dresdner Financial
     12,100    5.294%, 07/05/07                                                                12,093
               HBOS Treasury Services
      7,275    5.289%, 07/02/07                                                                 7,274
      3,000    5.301%, 08/03/07                                                                 2,985
               Societe Generale
     11,000    5.291%, 07/26/07                                                                10,960
               Svenska Handels New York
     11,000    5.301%, 07/12/07                                                                10,982
                                                                                             --------
                                                                                              105,963
                                                                                             --------
TOTAL COMMERCIAL PAPER (Cost $206,623)                                                        206,623
                                                                                             --------

                              CERTIFICATES OF DEPOSIT/BANK NOTES -- 4.8%
               Citicorp
     11,000    5.300%, 07/27/07                                                                11,000
                                                                                             --------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $11,000)                                        11,000
                                                                                             --------


June 30, 2007                         31               www.bishopstreetfunds.com



Money Market Fund                                                                         (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                       SCHEDULE OF INVESTMENTS
                                             (CONTINUED)
       Face
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
                                  CORPORATE OBLIGATIONS (B) -- 1.8%
FINANCIALS -- 1.9%
               General Electric Capital
    $ 2,300    5.445%, 07/09/07                                                              $  2,300
               General Electric Capital MTN
      2,000    5.445%, 10/17/07                                                                 2,000
                                                                                             --------
TOTAL CORPORATE OBLIGATIONS (Cost $4,300)                                                       4,300
                                                                                             --------

                                     REPURCHASE AGREEMENT -- 4.4%
     10,200    Barclays Bank 5.000%, dated 06/29/07, to be repurchased on
               07/02/07, repurchase price $10,204,505 (collateralized by a
               U.S. Government obligation, par value $77,962,290, 5.000%,
               05/01/36 with a total market value $10,404,000)                                 10,200
                                                                                             --------
TOTAL REPURCHASE AGREEMENT (Cost $10,200)                                                      10,200
                                                                                             --------
TOTAL INVESTMENTS (COST $232,123) -- 100.3%                                                  $232,123
                                                                                             ========

PERCENTAGES ARE BASED ON NET ASSETS OF $231,472 (000).
(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2007. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
MTN -- MEDIUM TERM NOTE
COST FIGURES ARE SHOWN WITH "000" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





Bishop Street Funds                   32

Treasury Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS+

  [GRAPHIC OMITTED]
  PLOT POINTS ARE AS FOLLOWS:

  73.1%  U.S. Treasury Obligations
  26.9%  Repurchase Agreement
--------------------------------------------------------------------------------
  +PERCENTAGES BASED ON TOTAL INVESTMENTS.

                                       SCHEDULE OF INVESTMENTS

       Face
      Amount                                                                                  Value
       (000)                                                                                  (000)
      ------                                                                                 --------
                                U.S. TREASURY OBLIGATIONS (A) -- 73.3%
               U.S. Treasury Bills
    $10,000    4.740%, 08/30/07                                                              $  9,922
     75,000    4.710%, 09/27/07                                                                74,147
     35,000    4.780%, 12/20/07                                                                34,214
                                                                                             --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $118,283)                                               118,283
                                                                                             --------

REPURCHASE AGREEMENT -- 27.0%
     43,600    Barclays Bank 4.250%, dated 06/29/07, to be repurchased on
               07/02/07, repurchase price $43,615,442 (collateralized by a
               U.S. Government obligation, par value $45,616,000, 3.125%,
               04/15/09 with a total market value $44,472,119)                                 43,600
                                                                                             --------
TOTAL REPURCHASE AGREEMENT (Cost $43,600)                                                      43,600
                                                                                             --------
TOTAL INVESTMENTS (COST $161,883) -- 100.3%                                                  $161,883
                                                                                             ========

PERCENTAGES ARE BASED ON NET ASSETS OF $161,311 (000).
(A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF
    PURCHASE.
COST FIGURES ARE SHOWN WITH "000" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





June 30, 2007                         33               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                        STATEMENTS OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2007
                                                   (IN THOUSANDS)

                                                                                    Large              High
                                                                Strategic          Cap Core            Grade
                                                                  Growth            Equity            Income
                                                                   Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at Cost                                          $109,718          $101,143          $139,225
   Repurchase Agreements, at Cost                                      --             5,386            18,933
=================================================================================================================
   Investments, at Value                                         $140,803          $112,810(1)       $137,337(1)
   Repurchase Agreements, at Value                                     --             5,386            18,933
   Receivable for Investment Securities Sold                        2,383               937                --
   Receivable for Fund Shares Sold                                     85               154                24
   Dividends and Interest Receivable                                   33                71             1,997
   Prepaid Expenses                                                     4                 2                 1
-----------------------------------------------------------------------------------------------------------------
      Total Assets                                                143,308           119,360           158,292
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                      2,537                --                --
   Payable for Fund Shares Redeemed                                   166                18                14
   Income Distribution Payable                                         --                --               217
   Collateral on Securities Loaned                                     --             7,823            27,497
   Advisory Fees Payable                                               86                66                45
   Administrative Fees Payable                                         13                11                12
   Shareholder Servicing Fees Payable                                  12                 9                11
   Chief Compliance Officer Fees Payable                                3                 2                 3
   Trustees' Fees Payable                                               1                 1                 1
   Other Accrued Expenses Payable                                      33                27                42
-----------------------------------------------------------------------------------------------------------------
      Total Liabilities                                             2,851             7,957            27,842
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                       $140,457          $111,403          $130,450
=================================================================================================================
   Fund Shares                                                   $100,080          $ 97,297          $133,348
   Undistributed Net Investment Income
      (Distributions in Excess of Net Investment Income/
      Accumulated Net Investment Loss)                                (56)               (7)                2
   Accumulated Net Realized Gain (Loss) on Investments              9,348             2,446            (1,012)
   Net Unrealized Appreciation (Depreciation) on Investments       31,085            11,667            (1,888)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                       $140,457          $111,403          $130,450
=================================================================================================================
Class I Shares:
   Net Assets                                                    $140,457          $111,403          $130,450
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                     8,725             9,752            13,324
   Net Asset Value, Offering and Redemption Price Per Share
      (Net Assets / Shares Outstanding)                            $16.10            $11.42             $9.79
=================================================================================================================

(1) INCLUDED IN "INVESTMENTS, AT VALUE" IS THE MARKET VALUE OF SECURITIES ON LOAN IN THE AMOUNTS OF $7,619,915, AND $26,995,948 FOR THE LARGE CAP CORE EQUITY AND HIGH GRADE INCOME FUNDS, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                   34

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                        STATEMENTS OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2007
                                                   (IN THOUSANDS)

                                                                  Hawaii                             Treasury
                                                                 Municipal           Money            Money
                                                                   Bond             Market            Market
                                                                   Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at Cost                                          $171,022          $221,923          $118,283
   Repurchase Agreements, at Cost                                      --            10,200            43,600
=================================================================================================================
   Investments, at Value                                         $171,981          $221,923          $118,283
   Repurchase Agreements, at Value                                     --            10,200            43,600
   Cash                                                                --                11                51
   Interest Receivable                                              3,399               120                10
   Receivable for Fund Shares Sold                                    210                --                --
   Prepaid Expenses                                                     3                 4                 3
-----------------------------------------------------------------------------------------------------------------
      Total Assets                                                175,593           232,258           161,947
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                      2,789                --                --
   Income Distribution Payable                                        465               640               570
   Payable for Fund Shares Redeemed                                    81                --                --
   Advisory Fees Payable                                               33                31                11
   Shareholder Servicing Fees Payable                                  14                19                13
   Administrative Fees Payable                                         10                22                14
   Distribution Fees Payable                                            6                13                --
   Chief Compliance Officer Fees Payable                                3                 4                 3
   Trustees' Fees Payable                                               2                 2                 1
   Other Accrued Expenses Payable                                      54                55                24
-----------------------------------------------------------------------------------------------------------------
      Total Liabilities                                             3,457               786               636
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                       $172,136          $231,472          $161,311
=================================================================================================================
   Fund Shares                                                   $170,598          $231,494          $161,362
   Undistributed Net Investment Income                                  3                --                --
   Accumulated Net Realized Gain (Loss) on Investments                576               (22)              (51)
   Net Unrealized Appreciation on Investments                         959                --                --
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                       $172,136          $231,472          $161,311
=================================================================================================================
Class I Shares:
   Net Assets                                                    $142,382          $168,669          $161,311
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                    13,529           168,694           161,363
   Net Asset Value, Offering and Redemption Price Per Share
      (Net Assets / Shares Outstanding)                            $10.52             $1.00             $1.00
=================================================================================================================
Class A Shares:
   Net Assets                                                    $ 29,754          $ 62,803                --
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                     2,827            62,802                --
   Net Asset Value and Redemption Price Per Share
      (Net Assets / Shares Outstanding)                            $10.53             $1.00                --
=================================================================================================================
   Maximum Offering Price Per Shares -- Class A
      ($10.53 / 97.00%)                                            $10.86               N/A               N/A
=================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2007                         35               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                              STATEMENTS OF OPERATIONS
                                    FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2007
                                                   (IN THOUSANDS)

                                                                                    Large              High
                                                                 Strategic         Cap Core            Grade
                                                                  Growth            Equity            Income
                                                                   Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                                                $  693            $  745           $    45
   Interest Income                                                    --                --             3,411
   Securities Lending, Net                                            --                 4                31
   Foreign Taxes Withheld                                             (2)               (3)               --
-----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                           691               746             3,487
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                                           521               393               373
   Shareholder Servicing Fee                                         176               133               170
   Administrative Fees                                               141               106               136
   Trustees' Fees                                                      5                 4                 5
   Chief Compliance Officer Fees                                       2                 1                 2
   Transfer Agent Fees                                                23                23                22
   Professional Fees                                                  20                15                19
   Printing Fees                                                      12                 9                12
   Custody Fees                                                        7                 5                 7
   Registration Fees                                                  --                 1                 1
   Miscellaneous Expenses                                              4                 3                10
-----------------------------------------------------------------------------------------------------------------
      Total Expenses                                                 911               693               757
-----------------------------------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees                                       --               (10)              (81)
        Shareholder Servicing Fees                                  (106)              (80)             (102)
        Administrative Fees                                          (60)              (45)              (58)
-----------------------------------------------------------------------------------------------------------------
            Total Waivers                                           (166)             (135)             (241)
-----------------------------------------------------------------------------------------------------------------
      Total Net Expenses                                             745               558               516
-----------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                      (54)              188             2,971
-----------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments                            8,612             2,154              (235)
Change in Unrealized Appreciation
   (Depreciation) on Investments                                   2,794             5,651            (1,712)
-----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                                                 11,406             7,805            (1,947)
-----------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations                 $11,352            $7,993           $ 1,024
=================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                   36

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                              STATEMENTS OF OPERATIONS
                                    FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2007
                                                   (IN THOUSANDS)

                                                                  Hawaii                             Treasury
                                                                Municipal           Money             Money
                                                                   Bond             Market            Market
                                                                   Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                                               $    28            $   --            $   --
   Interest Income                                                 3,778             5,975             4,186
-----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                         3,806             5,975             4,186
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                                           297               335               241
   Shareholder Servicing Fee                                         212               279               201
   Administrative Fees                                               170               224               161
   Distribution Fees, Class A                                         37                75                --
   Trustees' Fees                                                      7                 9                 6
   Chief Compliance Officer Fees                                       2                 2                 1
   Transfer Agent Fees                                                38                40                24
   Professional Fees                                                  24                32                22
   Printing Fees                                                      14                19                14
   Custody Fees                                                        8                12                 8
   Registration Fees                                                   1                 2                 2
   Miscellaneous Expenses                                             16                 8                21
-----------------------------------------------------------------------------------------------------------------
      Total Expenses                                                 826             1,037               701
-----------------------------------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees                                      (86)             (139)             (161)
        Shareholder Servicing Fees                                  (127)             (167)             (121)
        Administrative Fees                                         (110)              (95)              (68)
-----------------------------------------------------------------------------------------------------------------
            Total Waivers                                           (323)             (401)             (350)
-----------------------------------------------------------------------------------------------------------------
      Total Net Expenses                                             503               636               351
-----------------------------------------------------------------------------------------------------------------
   Net Investment Income                                           3,303             5,339             3,835
-----------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments                                     320                --                 6
Change in Unrealized Depreciation
   on Investments                                                 (4,164)               --                --
-----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                                                 (3,844)               --                 6
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting from Operations      $  (541)           $5,339            $3,841
=================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2007                         37               www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                                        STATEMENTS OF CHANGES IN NET ASSETS
           FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2006
                                                  (IN THOUSANDS)

                                                              Strategic              Large Cap Core
                                                             Growth Fund               Equity Fund
----------------------------------------------------------------------------------------------------------
                                                           2007       2006            2007       2006*
----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                          $    (54)  $   (316)      $    188   $    310
   Net Realized Gain on Investments                         8,612      7,651          2,154        300
   Change in Unrealized Appreciation
     on Investments                                         2,794      5,124          5,651      6,016
----------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations        11,352     12,459          7,993      6,626
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class I Shares                                            --         --           (195)      (318)
   Capital Gains:
     Class I Shares                                            --     (8,326)            --         --
----------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions                         --     (8,326)          (195)      (318)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
     Proceeds from Shares Issued                            4,590     32,077          7,718    100,103
     Reinvestments of Cash Distributions                       --      5,766            153        275
     Cost of Shares Redeemed                              (18,414)   (22,388)        (7,116)    (3,836)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions                        (13,824)    15,455            755     96,542
----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                 (2,472)    19,588          8,553    102,850
----------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                  142,929    123,341        102,850         --
----------------------------------------------------------------------------------------------------------
     End of Period                                       $140,457   $142,929       $111,403   $102,850
==========================================================================================================
Accumulated Net Investment Loss/
   Distributions in Excess of Net Investment Income      $    (56)  $     (2)      $     (7)  $     --
==========================================================================================================
SHARE TRANSACTIONS:
   Class I Shares:
     Shares Issued                                            294      2,180            704     10,032
     Shares Issued in Lieu of Cash Distributions               --        395             14         27
     Shares Redeemed                                       (1,201)    (1,539)          (650)      (375)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding from
   Share Transactions                                        (907)     1,036             68      9,684
==========================================================================================================

*COMMENCED OPERATIONS ON MAY 3, 2006.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





Bishop Street Funds                   38

Bishop Street Funds
--------------------------------------------------------------------------------

                                        STATEMENTS OF CHANGES IN NET ASSETS
           FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2006
                                                  (IN THOUSANDS)

                                                             High Grade              Hawaii Municipal
                                                             Income Fund                 Bond Fund
----------------------------------------------------------------------------------------------------------
                                                           2007       2006            2007       2006
----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                 $  2,971   $  5,601        $ 3,303    $  6,726
   Net Realized Gain (Loss) on Investments                   (235)      (681)           320         842
   Change in Unrealized Depreciation on Investments        (1,712)    (1,041)        (4,164)       (354)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting
     from Operations                                        1,024      3,879           (541)      7,214
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class I Shares                                        (2,971)    (5,603)        (2,797)     (5,556)
     Class A Shares                                            --         --           (561)     (1,160)
   Capital Gains:
     Class I Shares                                            --         --             --        (486)
     Class A Shares                                            --         --             --        (107)
----------------------------------------------------------------------------------------------------------
         Total Dividends and Distributions                 (2,971)    (5,603)        (3,358)     (7,309)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
     Proceeds from Shares Issued                            7,496     21,382         14,402      18,308
     Reinvestments of Cash Distributions                    1,666      3,249            353         838
     Cost of Shares Redeemed                              (18,213)   (22,898)        (7,494)    (25,935)
----------------------------------------------------------------------------------------------------------
         Total Class I Capital Share Transactions          (9,051)     1,733          7,261      (6,789)
----------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                               --         --          1,256       1,111
     Reinvestments of Cash Distributions                       --         --            224         543
     Cost of Shares Redeemed                                   --         --         (1,460)     (2,744)
----------------------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions              --         --             20      (1,090)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                              (9,051)     1,733          7,281      (7,879)
----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                (10,998)         9          3,382      (7,974)
----------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                  141,448    141,439        168,754     176,728
----------------------------------------------------------------------------------------------------------
     End of Period                                       $130,450   $141,448       $172,136    $168,754
==========================================================================================================
Undistributed Net Investment Income                      $      2   $      3       $      3    $     58
==========================================================================================================
SHARE TRANSACTIONS:
   Class I Shares:
     Shares Issued                                            758      2,158          1,349       1,709
     Shares Issued in Lieu of Cash Distributions              168        328             33          78
     Shares Redeemed                                       (1,834)    (2,320)          (701)     (2,425)
----------------------------------------------------------------------------------------------------------
         Total Class I Share Transactions                    (908        166            681        (638)
----------------------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                             --         --            117         104
     Shares Issued in Lieu of Cash Distributions               --         --             21          51
     Shares Redeemed                                           --         --           (136)       (256)
----------------------------------------------------------------------------------------------------------
         Total Class A Share Transactions                      --         --              2        (101)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                                   (908)       166            683        (739)
==========================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2007                         39               www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                                        STATEMENTS OF CHANGES IN NET ASSETS
           FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2006
                                                  (IN THOUSANDS)

                                                             Money Market             Treasury Money
                                                                Fund                   Market Fund
----------------------------------------------------------------------------------------------------------
                                                           2007       2006           2007        2006
----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                $   5,339  $   9,883      $   3,835    $  8,671
   Net Realized Gain (Loss) on Investments                     --          1              6          (3)
----------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations         5,339      9,884          3,841       8,668
----------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Class I Shares                                        (3,933)    (7,975)        (3,835)     (8,671)
     Class A Shares                                        (1,406)    (1,904)            --          --
----------------------------------------------------------------------------------------------------------
        Total Dividends                                    (5,339)    (9,879)        (3,835)     (8,671)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I Shares:
     Proceeds from Shares Issued                          179,920    434,439        233,283     410,744
     Reinvestments of Cash Distributions                      152        284              6          17
     Cost of Shares Redeemed                             (170,446)  (446,137)      (230,348)   (476,008)
----------------------------------------------------------------------------------------------------------
        Total Class I Capital Share Transactions            9,626    (11,414)         2,941     (65,247)
----------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                           64,131    164,007             --          --
     Reinvestments of Cash Distributions                    1,406      1,905             --          --
     Cost of Shares Redeemed                              (61,947)  (142,232)            --          --
----------------------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions            3,590     23,680             --          --
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions                         13,216     12,266          2,941     (65,247)
----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                 13,216     12,271          2,947     (65,250)
----------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                  218,256    205,985        158,364     223,614
----------------------------------------------------------------------------------------------------------
     End of Period                                      $ 231,472  $ 218,256      $ 161,311   $ 158,364
==========================================================================================================
Undistributed Net Investment Income                     $      --  $      --      $      --   $      --
==========================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





Bishop Street Funds                   40

                       This page intentionally left Blank.

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                                  DIVIDENDS AND
                                              INVESTMENT ACTIVITIES                             DISTRIBUTIONS FROM
                                          --------------------------------       TOTAL         ---------------------
                            NET ASSET                        NET REALIZED      INVESTMENT                                  TOTAL
                              VALUE,           NET          AND UNREALIZED     ACTIVITIES          NET                   DIVIDENDS
                            BEGINNING      INVESTMENT       GAIN (LOSS) ON       FROM          INVESTMENT    CAPITAL        AND
                            OF PERIOD     INCOME (LOSS)       INVESTMENTS      OPERATIONS        INCOME       GAINS    DISTRIBUTIONS
                            ---------     -------------     --------------     ----------      ----------    -------   -------------
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS I SHARES:
2007(1)                       $14.84         $(0.01)           $ 1.27            $ 1.26          $   --       $   --      $   --
2006(1)                        14.35          (0.03)             1.41              1.38              --        (0.89)      (0.89)
2005(1)                        13.08          (0.05)             1.56              1.51              --        (0.24)      (0.24)
2004(1)                        11.93          (0.05)             1.20              1.15              --           --          --
2003(1)                         8.64          (0.06)             3.35              3.29              --           --          --
2002(2)                        10.00          (0.03)            (1.33)            (1.36)             --           --          --
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------
CLASS I SHARES:
2007(1)                       $10.62         $ 0.02            $ 0.80            $ 0.82          $(0.02)      $   --      $(0.02)
2006(1)(3)                     10.00           0.04              0.62              0.66           (0.04)          --       (0.04)
----------------------
HIGH GRADE INCOME FUND
----------------------
CLASS I SHARES:
2007(1)                       $ 9.94         $ 0.22            $(0.15)           $ 0.07          $(0.22)      $   --      $(0.22)
2006(1)                        10.06           0.41             (0.12)             0.29           (0.41)          --       (0.41)
2005(1)                        10.33           0.39             (0.19)             0.20           (0.39)       (0.08)      (0.47)
2004(1)                        10.40           0.38             (0.03)             0.35           (0.38)       (0.04)      (0.42)
2003(1)                        10.67           0.42             (0.07)             0.35           (0.42)       (0.20)      (0.62)
2002                           10.00           0.46              0.67              1.13           (0.46)          --       (0.46)
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
CLASS I SHARES:
2007(1)                       $10.77         $ 0.21            $(0.25)           $(0.04)         $(0.21)      $   --      $(0.21)
2006(1)                        10.77           0.43              0.04              0.47           (0.43)       (0.04)      (0.47)
2005(1)                        11.02           0.43             (0.16)             0.27           (0.43)       (0.09)      (0.52)
2004(1)                        11.21           0.44             (0.07)             0.37           (0.44)       (0.12)      (0.56)
2003(1)                        11.20           0.45              0.13              0.58           (0.45)       (0.12)      (0.57)
2002                           10.66           0.47              0.57              1.04           (0.46)       (0.04)      (0.50)
CLASS A SHARES:
2007(1)                       $10.77         $ 0.20            $(0.24)           $(0.04)         $(0.20)      $   --      $(0.20)
2006(1)                        10.77           0.40              0.04              0.44           (0.40)       (0.04)      (0.44)
2005(1)                        11.02           0.41             (0.16)             0.25           (0.41)       (0.09)      (0.50)
2004(1)                        11.21           0.41             (0.07)             0.34           (0.41)       (0.12)      (0.53)
2003(1)                        11.20           0.42              0.13              0.55           (0.42)       (0.12)      (0.54)
2002                           10.66           0.44              0.58              1.02           (0.44)       (0.04)      (0.48)

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
*   ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JULY 1, 2002.
(3) COMMENCED OPERATIONS ON MAY 3, 2006.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


Bishop Street Funds                   42

--------------------------------------------------------------------------------


                                                                      RATIO OF      RATIO OF EXPENSES     RATIO OF NET
                              NET ASSET               NET ASSETS,    EXPENSES TO        TO AVERAGE         INVESTMENT
                                VALUE,                  END OF         AVERAGE          NET ASSETS        INCOME (LOSS)   PORTFOLIO
                               END OF       TOTAL       PERIOD           NET          EXCLUDING FEE        TO AVERAGE      TURNOVER
                               PERIOD      RETURN+       (000)         ASSETS            WAIVERS           NET ASSETS        RATE
                              ---------    -------    -----------    -----------    -----------------     -------------   ---------
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS I SHARES:
2007(1)                        $16.10        8.49%     $140,457         1.06%*            1.29%*             (0.08)%*         26%
2006(1)                         14.84        9.78       142,929         1.06              1.30               (0.23)           53
2005(1)                         14.35       11.52       123,341         1.07              1.31               (0.35)           55
2004(1)                         13.08        9.64        79,168         1.05              1.29               (0.38)           59
2003(1)                         11.93       38.08        46,845         1.17              1.41               (0.57)           59
2002(2)                          8.64      (13.60)       19,899         1.25*             1.67*              (0.61)*          50
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------
CLASS I SHARES:
2007(1)                        $11.42        7.73%     $111,403         1.05%*            1.30%*              0.35%*          28%
2006(1)(3)                      10.62        6.63       102,850         1.05*             1.32*               0.64*           51
----------------------
HIGH GRADE INCOME FUND
----------------------
CLASS I SHARES:
2007(1)                        $ 9.79        0.65%     $130,450         0.76%*            1.11%*              4.38%*          13%
2006(1)                          9.94        2.96       141,448         0.76              1.12                4.12            41
2005(1)                         10.06        2.00       141,439         0.76              1.13                3.82            45
2004(1)                         10.33        3.41       157,170         0.76              1.11                3.68            45
2003(1)                         10.40        3.31       134,845         0.76              1.10                3.91            48
2002                            10.67       11.54       138,516         0.76              1.09                4.45            19
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
CLASS I SHARES:
2007(1)                        $10.52       (0.36)%    $142,382         0.55%*            0.93%*              3.94%*          12%
2006(1)                         10.77        4.42       138,333         0.55              0.93                3.99            47
2005(1)                         10.77        2.51       145,213         0.55              0.93                3.97            41
2004(1)                         11.02        3.36       148,575         0.55              0.92                3.97            40
2003(1)                         11.21        5.27       150,373         0.45              0.91                4.01            38
2002                            11.20       10.02       150,287         0.45              0.89                4.23            26
CLASS A SHARES:
2007(1)                        $10.53       (0.39)%    $ 29,754         0.80%*            1.18%*              3.69%*          12%
2006(1)                         10.77        4.16        30,421         0.80              1.18                3.74            47
2005(1)                         10.77        2.25        31,515         0.80              1.18                3.72            41
2004(1)                         11.02        3.10        30,484         0.80              1.17                3.72            40
2003(1)                         11.21        5.01        30,975         0.70              1.16                3.76            38
2002                            11.20        9.75        33,456         0.70              1.14                3.98            26




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2007                         43               www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                           INVESTMENT ACTIVITIES
                                       -----------------------------
                                                                            TOTAL         DIVIDENDS
                        NET ASSET                      NET REALIZED       INVESTMENT        FROM
                         VALUE,           NET         AND UNREALIZED      ACTIVITIES         NET
                        BEGINNING      INVESTMENT     GAIN (LOSS) ON         FROM         INVESTMENT          TOTAL
                        OF PERIOD        INCOME         INVESTMENTS       OPERATIONS        INCOME          DIVIDENDS
                        ---------      ----------     --------------      ----------      ----------        ---------
-----------------
MONEY MARKET FUND
-----------------
CLASS I SHARES:
2007(1)                   $1.00          $ 0.02            $  --            $ 0.02          $(0.02)          $(0.02)
2006(1)                    1.00            0.05               --              0.05           (0.05)           (0.05)
2005(1)                    1.00            0.03               --              0.03           (0.03)           (0.03)
2004(1)                    1.00            0.01               --              0.01           (0.01)           (0.01)
2003(1)                    1.00            0.01               --              0.01           (0.01)           (0.01)
2002                       1.00            0.01               --              0.01           (0.01)           (0.01)
CLASS A SHARES:
2007(1)                   $1.00          $ 0.02            $  --            $ 0.02          $(0.02)          $(0.02)
2006(1)                    1.00            0.04               --              0.04           (0.04)           (0.04)
2005(1)                    1.00            0.03               --              0.03           (0.03)           (0.03)
2004(1)                    1.00            0.01               --              0.01           (0.01)           (0.01)
2003(1)                    1.00            0.01               --              0.01           (0.01)           (0.01)
2002                       1.00            0.01               --              0.01           (0.01)           (0.01)
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
CLASS I SHARES:
2007(1)                   $1.00          $ 0.02            $  --            $ 0.02          $(0.02)          $(0.02)
2006(1)                    1.00            0.04               --              0.04           (0.04)           (0.04)
2005(1)                    1.00            0.03               --              0.03           (0.03)           (0.03)
2004(1)                    1.00            0.01               --              0.01           (0.01)           (0.01)
2003(1)                    1.00            0.01               --              0.01           (0.01)           (0.01)
2002                       1.00            0.01               --              0.01           (0.01)           (0.01)





+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
*   ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


Bishop Street Funds                   44

--------------------------------------------------------------------------------


                                                                      RATIO OF      RATIO OF EXPENSES     RATIO OF NET
                              NET ASSET               NET ASSETS,   EXPENSES TO       TO AVERAGE          INVESTMENT
                               VALUE,                   END OF        AVERAGE         NET ASSETS            INCOME
                               END OF       TOTAL       PERIOD          NET          EXCLUDING FEE         TO AVERAGE
                               PERIOD      RETURN+       (000)         ASSETS            WAIVERS           NET ASSETS
                              ---------    -------     ---------    -----------     -----------------     ------------
-----------------
MONEY MARKET FUND
-----------------
CLASS I SHARES:
2007(1)                         $1.00        2.43%      $168,669        0.50%*             0.86%*             4.85%*
2006(1)                          1.00        4.63        159,044        0.50               0.86               4.55
2005(1)                          1.00        2.78        170,455        0.50               0.87               2.73
2004(1)                          1.00        0.92        167,910        0.50               0.84               0.90
2003(1)                          1.00        0.76        182,166        0.50               0.83               0.76
2002                             1.00        1.34        238,498        0.50               0.81               1.33
CLASS A SHARES:
2007(1)                         $1.00        2.30%      $ 62,803        0.75%*             1.11%*             4.60%*
2006(1)                          1.00        4.37         59,212        0.75               1.11               4.33
2005(1)                          1.00        2.53         35,530        0.75               1.12               2.60
2004(1)                          1.00        0.67         17,824        0.75               1.09               0.65
2003(1)                          1.00        0.50         17,440        0.75               1.08               0.41
2002                             1.00        1.08            188        0.75               1.06               1.10
TREASURY MONEY MARKET FUND
CLASS I SHARES:
2007(1)                         $1.00        2.39%      $161,311        0.44%*             0.87%*             4.77%*
2006(1)                          1.00        4.51        158,364        0.44               0.87               4.39
2005(1)                          1.00        2.62        223,614        0.44               0.87               2.61
2004(1)                          1.00        0.91        208,153        0.44               0.84               0.89
2003(1)                          1.00        0.74        270,365        0.44               0.83               0.75
2002                             1.00        1.29        331,678        0.44               0.83               1.28





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2007                         45               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of six funds (each a Fund, collectively the "Funds") which includes the Strategic Growth Fund, Large Cap Core Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.


Bishop Street Funds                   46

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Funds' Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The Strategic Growth, Large Cap Core Equity, High Grade Income and Hawaii Municipal Bond Funds use the scientific interest method, which approximates the effective interest method. The Money Market and Treasury Money Market Funds use the straight line method.

REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements are repurchased. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (as defined in Note 3) monitor that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.



June 30, 2007                         47               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



CLASSES
   Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES
   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds. The Strategic Growth and Large Cap Core Equity Funds declare and pay dividends from any net investment income, if available, on a quarterly basis. Any netrealized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

ILLIQUID SECURITIES
   Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At June 30, 2007, there were no illiquid securities held by the Funds.

CASH OVERDRAFT CHARGES
   Per the terms of an informal agreement with Union Bank of California, N.A., the custodian of the Funds, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of 110% of the current Fed funds rate. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT

   Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of Banc West Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Large Cap Core Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser has voluntarily agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The voluntary expense limitations


Bishop Street Funds                   48

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



are as follows: Strategic Growth Fund (Class I) 1.06%, Large Cap Core Equity Fund (Class I) 1.05%, High Grade Income Fund (Class I) 0.76%, Hawaii Municipal Bond Fund (Class I) 0.55%, Hawaii Municipal Bond Fund (Class A) 0.80%, Money Market Fund (Class I) 0.50%, Money Market Fund (Class A) 0.75% and Treasury Money Market Fund (Class I) 0.44%.
   BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.
   Fischer Francis Trees & Watts Inc. ("FFTW") serves as the investment sub-adviser for the Money Market Funds, pursuant to a sub-adviser agreement dated December 15, 2006 as approved by shareholders on December 15, 2006. FFTW is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.060% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.
   Lotsoff Capital Management ("Lotsoff") serves as the investment sub-adviser for the Large Cap Core Equity Fund pursuant to a sub-adviser agreement dated April 28, 2006. Lotsoff is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.24% of the average daily net assets of the Large Cap Core Equity Fund up to (but not including) $300 million, 0.225% of the average daily net assets of the Large Cap Core Equity Fund up to (but not including) $1 billion and 0.20% of the average daily net assets of the Large Cap Core Equity Fund in excess of $1 billion.
   Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

   Pursuant to an administration agreement dated January 27, 1995 (the "Agreement"), SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its administrative fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.


June 30, 2007                         49               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



   SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.
   The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.
   Certain ministerial officers of the Trust are also ministerial officers of the Administrator. Such officers are paid no fees by the Trust.

5. SECURITIES LENDING

   Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33(1)/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. Securities lending on the Statements of Operations is net of commissions to the security lending agent.


Bishop Street Funds                   50

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


6. INVESTMENT TRANSACTIONS

   The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments for the six-month period ended June 30, 2007 are presented below for the Funds.

                     Strategic        Large         High Grade        Hawaii
                      Growth        Cap Core          Income         Municipal
                       Fund        Equity Fund         Fund          Bond Fund
                       (000)          (000)            (000)           (000)
                    -----------   --------------   -------------   ------------
Purchases
  U.S.
      Government
      Securities      $    --        $    --          $ 7,756         $    --
  Other                36,406         30,396            8,740          30,268

Sales and Maturities
  U.S.
      Government
      Securities      $    --        $    --          $11,079         $    --
  Other                50,033         29,642           12,365          20,600


7. FEDERAL TAX INFORMATION

   It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.




June 30, 2007                         51               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



   Accordingly, the following permanent differences, primarily attributable to paydown gains and losses have been reclassified:

                                  Undistributed     Accumulated
                                  Net Investment    Net Realized
                                  Income (Loss)      Gain (Loss)
                                      (000)            (000)
                                  --------------    ------------
High Grade Income Fund                $(1)              $1

   Theses reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared during the years ended December 31, 2006 and December 31, 2005 were as follows:

                      Ordinary       Tax Exempt      Long-Term
                       Income          Income       Capital Gain       Total
                        (000)           (000)          (000)           (000)
                    ------------    ------------    ------------    -----------
Strategic Growth
   Fund
   2006                $   93          $   --          $8,233          $8,326
   2005                    --              --           2,019           2,019
Large Cap Core
   Equity Fund
   2006                $  318          $   --          $   --          $  318
High Grade
   Income Fund
   2006                $5,603          $   --          $   --          $5,603
   2005                 6,284              --             379           6,663
Hawaii Municipal
   Bond Fund
   2006                $   67          $6,717          $  525          $7,309
   2005                    24           7,000           1,411           8,435
Money Market Fund
   2006                $9,879          $   --          $   --          $9,879
   2005                 5,599              --              --           5,599
Treasury Money
   Market Fund
   2006                $8,671          $   --          $   --          $8,671
   2005                 6,178              --              --           6,178




Bishop Street Funds                   52

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



   As  of  December  31,  2006,   the  components  of   Distributable   Earnings
(Accumulated Losses) on a tax basis were as follows:

                                         Large Cap                                                       Treasury
                          Strategic        Core         High Grade         Hawaii           Money          Money
                           Growth         Equity          Income          Municipal        Market         Market
                            Fund           Fund            Fund           Bond Fund         Fund           Fund
                            (000)          (000)           (000)            (000)           (000)          (000)
                          ---------      ---------      ----------        ---------        -------       --------
Undistributed net
   investment income       $    --         $  410          $ 492           $  132           $ 930         $ 647
Undistributed tax
   exempt income                --             --             --              557              --            --
Undistributed
   long-term
   capital gain                862             --             --              127              --            --
Capital loss
   carryforwards                --             --           (642)              --             (22)          (57)
Post-October losses             --             --            (83)              --              --            --
Other temporary
   differences                  (1)            --           (489)            (556)           (930)         (647)
Unrealized
   appreciation
   (depreciation)           28,164          5,898           (229)           5,177              --            --
                           -------         ------          -----           ------           -----         -----
Total Distributable
   Earnings
   (Accumulated
   Losses)                 $29,025         $6,308          $(951)          $5,437           $ (22)        $ (57)
                           =======         ======          =====           ======           =====         =====

   Post-October losses represent losses realized on investment transactions from November 1, 2006 through December 31, 2006 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.





June 30, 2007                         53               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                     High                            Treasury
                     Grade            Money            Money
                    Income           Market           Market
                     Fund             Fund             Fund
                     (000)            (000)            (000)
                    ------           ------          --------
Dec. 2008            $ --              $ 1             $--
Dec. 2009              --               18              --
Dec. 2012              --               --              27
Dec. 2013              --                3              27
Dec. 2014             642               --               3
                     ----              ---             ----
Total                $642              $22             $57
                     ====              ===             ===

   During the year ended December 31, 2006, the Money Market Fund utilized capital loss carryforwards of $838 to offset realized capital gains.

   The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Large Cap Core Equity, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2007 were as follows:

                       Strategic      Large Cap      High Grade       Hawaii
                        Growth          Core           Income        Municipal
                         Fund        Equity Fund        Fund         Bond Fund
                         (000)          (000)           (000)          (000)
                       --------      -----------     ----------      ---------
Federal Tax Cost       $109,718        $106,633       $158,158       $171,021
                       --------        --------       --------       --------
Gross
   Unrealized
   Appreciation          31,958          13,541            848          2,492
Gross
   Unrealized
   Depreciation            (873)         (1,978)        (2,736)        (1,532)
                       --------        --------       --------       --------
Net
   Unrealized
   Appreciation
   (Depreciation)      $ 31,085        $ 11,563       $ (1,888)        $  960
                       ========        ========       ========         ======




Bishop Street Funds                   54

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


8. RISKS

   The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.
   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. LINE OF CREDIT

   The Funds entered into an agreement which enables them to participate in a $2 million unsecured committed revolving line of credit with Union Bank of California, N.A. (the "Bank"). The proceeds from the borrowings shall be used to finance the Funds short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings at the current reference rate minus 1%. For the six months ended June 30, 2007, the Funds had no borrowings under the agreement.

10. OTHER

   At June 30, 2007, the percentage of total shares outstanding held by shareholders for each Fund, which comprised an omnibus account that was held on behalf of several individual shareholders, was as follows:

                                                   Number of    % of Outstanding
                                                  Shareholders       Shares
                                                  ------------  ----------------
Strategic Growth Fund, Class I Shares                  1              91.96%
Large Cap Core Equity Fund, Class I Shares             1              94.60
High Grade Income Fund, Class I Shares                 2              95.14
Hawaii Municipal Bond Fund, Class I Shares             1              90.76
Hawaii Municipal Bond Fund, Class A Shares             2              27.50
Money Market Fund, Class I Shares                      1              96.20
Money Market Fund, Class A Shares                      1              99.97
Treasury Money Market Fund, Class I Shares             1              99.81




June 30, 2007                         55               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------


11. NEW ACCOUNTING PRONOUNCEMENTS

   On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

   In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in net assets for a fiscal period.




Bishop Street Funds                   56

 Bishop Street Funds                                                 (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may noT apply to your specific investment.


June 30, 2007                         57               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            Beginning           Ending                            Expenses
                                             Account            Account          Annualized         Paid
                                              Value              Value             Expense         During
                                              1/1/07            6/30/07            Ratios          Period*
-----------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $1,084.90            1.06%           $5.48
   HYPOTHETICAL 5% RETURN                    1,000.00           1,019.54            1.06             5.31
-----------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $1,077.30            1.05%           $5.41
   HYPOTHETICAL 5% RETURN                    1,000.00           1,019.59            1.05             5.26
-----------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $1,006.50            0.76%           $3.78
   HYPOTHETICAL 5% RETURN                    1,000.00           1,021.03            0.76             3.81
-----------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $  996.40            0.55%           $2.72
   HYPOTHETICAL 5% RETURN                    1,000.00           1,022.07            0.55             2.76
-----------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $  996.10            0.80%           $3.96
   HYPOTHETICAL 5% RETURN                    1,000.00           1,020.83            0.80             4.01
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $1,024.30            0.50%           $2.51
   HYPOTHETICAL 5% RETURN                    1,000.00           1,022.32            0.50             2.51
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS A
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $1,023.00            0.75%           $3.76
   HYPOTHETICAL 5% RETURN                    1,000.00           1,021.08            0.75             3.76
-----------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                       $1,000.00          $1,023.90            0.44%           $2.21
   HYPOTHETICAL 5% RETURN                    1,000.00           1,022.61            0.44             2.21
-----------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).





Bishop Street Funds                   58

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS


The continuance of the investment advisory agreement with Bishop Street Capital Management (the "Adviser") and the sub-advisory agreement with BNP Paribas Asset Management, Inc. ("BNP PAM") must be specifically approved at least annually by:
(i) the vote of the Trustees or a vote of the shareholders of the relevant Fund, as applicable; and (ii) the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto (the "Independent Trustees"), as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and BNP PAM. The Trustees use this information, as well as information that the Adviser, BNP PAM, and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In preparation for a meeting held on February 20-21, 2007, at which the Board considered the renewal of the agreements with the Adviser and BNP PAM, the Board requested and received materials from the Adviser and BNP PAM about: (a) the quality of the Adviser's and BNP PAM's investment management and other services;
(b) the Adviser's and BNP PAM's investment management personnel; (c) the Adviser's and BNP PAM's operations and financial condition; (d) the Adviser's and BNP PAM's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and BNP PAM charge the Funds compared with the fees they charge to comparable mutual funds or accounts; (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and BNP PAM's profitability from their Fund-related operations; (h) the Adviser's and BNP PAM's compliance systems; (i) the Adviser's and BNP PAM's policies and procedures for personal securities transactions; (j) the Adviser's and BNP PAM's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

Representatives from the Adviser and BNP PAM presented additional oral and written information to the Board at the meeting to help the Board evaluate the Adviser's and BNP PAM's fees and other aspects of the agreements. The Board also considered


June 30, 2007                         59               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



information presented by these and other service providers at meetings held throughout the year. The Trustees discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the agreements in light of this information.

Based on the Board's deliberations and evaluation of the information it received, the Board, including the Independent Trustees, approved the agreements and the selection of the Adviser and BNP PAM, and determined that the compensation under the agreements is fair and reasonable in light of the services to be performed. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT, AND QUALITY OF SERVICES
The Board received and considered information regarding the nature, extent, and quality of services to be provided to the Funds by the Adviser and BNP PAM. In this regard, the Trustees evaluated, among other things, the Adviser's and BNP PAM's personnel, experience, track record, and compliance program. The Board considered the background and experience of the Adviser's and BNP PAM's senior management and the expertise of, and amount of attention expected to be given to the Funds by, their portfolio management teams. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser's and BNP PAM's organizational structure, senior management, investment operations, and other relevant information. The Board concluded that, within the context of its full deliberations, the nature, extent, and quality of the services to be provided to the Funds by the Adviser and BNP PAM supported the approval of the agreements.

PERFORMANCE
The Board considered the investment performance of each Fund, including any periods of outperformance and underperformance, both on an absolute basis and a comparative basis to indices and other funds within the same investment categories. Specifically, the Board considered each Fund's performance relative to its peer group and appropriate benchmarks in light of total return, yield, and market trends. As part of this review, the Board considered the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations. The Board considered the Adviser's and

Bishop Street Funds                    60

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



BNP  PAM's  explanations   regarding  specific  performance  issues.  The  Board
concluded that, within the context of its full deliberations, the performance of the Funds, the Adviser, and BNP PAM supported the approval of the agreements.

FUND EXPENSES
With respect to advisory fees, the Board considered the rate of compensation under the agreements and each Fund's net operating expense ratio in comparison to those of comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's peer group. Finally, the Trustees considered the effect of the Adviser's and other service providers' voluntary waiver and/or reimbursement of fees and expenses, where applicable, to prevent total expenses from exceeding a specified amount and that, due to these waivers and/or reimbursements, net operating expenses have been maintained at competitive levels. The Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval of the agreements.

PROFITABILITY
The Board reviewed information about the profitability of the Funds to the Adviser and BNP PAM and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Funds. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and BNP PAM is within the range the Board considered reasonable.

ECONOMIES OF SCALE
The Board considered the existence of economies of scale and whether they were passed along to Fund shareholders through a graduated advisory fee schedule or other means, including any fee and expense waivers and/or reimbursements by the Adviser and other service providers. The Board also considered the potential economies of scale and other efficiencies that may result from increases in the Funds' asset levels. The Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.




June 30, 2007                          61              www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS


At a special meeting held on December 15, 2006, the shareholders of the Bishop Street Money Market Fund and Bishop Street Treasury Money Market Fund voted to approve a new investment sub-advisory agreement between Bishop Street Funds, on behalf of the Funds, Bishop Street Capital Management, and Fischer, Francis, Trees & Watts, Inc.

The results of the voting were as follows:

                                                   % OF             % OF
                                SHARES            SHARES           SHARES
                                 VOTED             VOTED         OUTSTANDING
                             -------------       ---------       -----------

1. BISHOP STREET MONEY MARKET FUND
FOR                            118,967,070          99.63%          51.44%
AGAINST                            396,375           0.33%           0.17%
ABSTAIN                             41,623           0.04%           0.01%
                             -------------       ---------        --------
TOTAL                          119,405,068         100.00%          51.62%

2. BISHOP STREET TREASURY MONEY MARKET FUND
FOR                            103,524,370         100.00%          55.69%
AGAINST                                 --             --              --
ABSTAIN                              2,016           0.00%           0.00%
                             -------------       ---------        --------
TOTAL                          103,526,386         100.00%          55.69%





Bishop Street Funds                    62

                                      NOTES

                                      NOTES

[GRAPHIC OMITTED]


INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813


ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456


DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456


TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64121


CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94101


LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103


                       [BISHOP STREET FUNDS LOGO OMITTED]

       FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                          OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

[BISHOP STREET FUNDS LOGO OMITTED]    BISHOP STREET FUNDS
                                      P.O. BOX 3708
                                      HONOLULU, HI 96811


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.


BSF-SA-004-1300

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               Bishop Street Funds


By (Signature and Title)*                  /s/ James F. Volk
                                           ------------------------
                                           James F. Volk, President

Date: August 20, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           ------------------------
                                           James F. Volk, President


Date: August 20, 2007


By (Signature and Title)*                  /s/ Michael Lawson
                                           ------------------------
                                           Michael Lawson
                                           Controller & CFO


Date: August 20, 2007

* Print the name and title of each signing officer under his or her signature.